UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Semiannual Report
February 28, 2022

Georgia    •    Maryland     •     Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2022
Eaton Vance
Municipal Income Funds

Eaton Vance
Georgia Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Trevor G. Smith and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	(3.09)%	(1.22)%	2.53%	2.63%
Class A with 4.75% Maximum Sales Charge	—	—	(7.67)	(5.94)	1.54	2.14
Class C at NAV	04/25/2006	12/23/1991	(3.52)	(2.00)	1.75	2.02
Class C with 1% Maximum Sales Charge	—	—	(4.48)	(2.97)	1.75	2.02
Class I at NAV	03/03/2008	12/23/1991	(3.10)	(1.02)	2.73	2.83

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg Georgia Municipal Bond Index	—	—	(2.94)	(0.91)	2.92	2.91
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.87%	1.11%	2.07%
Taxable-Equivalent Distribution Rate	3.49	2.08	3.87
SEC 30-day Yield	0.91	0.22	1.16
Taxable-Equivalent SEC 30-day Yield	1.71	0.40	2.17
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	(2.83)%	(0.43)%	2.50%	2.49%
Class A with 4.75% Maximum Sales Charge	—	—	(7.46)	(5.15)	1.50	2.00
Class C at NAV	05/02/2006	02/03/1992	(3.19)	(1.21)	1.72	1.88
Class C with 1% Maximum Sales Charge	—	—	(4.15)	(2.19)	1.72	1.88
Class I at NAV	03/03/2008	02/03/1992	(2.83)	(0.34)	2.68	2.67

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg Maryland Municipal Bond Index	—	—	(3.07)	(1.20)	2.67	2.57
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.67%	1.42%	0.47%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.92%	1.17%	2.12%
Taxable-Equivalent Distribution Rate	3.59	2.19	3.97
SEC 30-day Yield	1.11	0.42	1.37
Taxable-Equivalent SEC 30-day Yield	2.08	0.79	2.56
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	(3.13)%	(0.78)%	2.75%	2.85%
Class A with 4.75% Maximum Sales Charge	—	—	(7.77)	(5.50)	1.75	2.34
Class C at NAV	02/16/2006	05/01/1992	(3.48)	(1.65)	1.97	2.23
Class C with 1% Maximum Sales Charge	—	—	(4.44)	(2.62)	1.97	2.23
Class I at NAV	08/03/2010	05/01/1992	(3.03)	(0.68)	2.93	3.05

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg Missouri Municipal Bond Index	—	—	(2.77)	0.04	3.42	3.29
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.35%	1.60%	2.55%
Taxable-Equivalent Distribution Rate	4.37	2.97	4.74
SEC 30-day Yield	1.16	0.48	1.42
Taxable-Equivalent SEC 30-day Yield	2.16	0.89	2.64
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	(3.23)%	(1.12)%	2.33%	2.59%
Class A with 4.75% Maximum Sales Charge	—	—	(7.80)	(5.85)	1.33	2.09
Class C at NAV	05/02/2006	10/23/1991	(3.51)	(1.77)	1.58	1.98
Class C with 1% Maximum Sales Charge	—	—	(4.47)	(2.74)	1.58	1.98
Class I at NAV	03/03/2008	10/23/1991	(3.12)	(0.81)	2.55	2.80

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg North Carolina Municipal Bond Index	—	—	(3.08)	(1.16)	2.67	2.65
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.82%	1.07%	2.02%
Taxable-Equivalent Distribution Rate	3.36	1.97	3.73
SEC 30-day Yield	0.92	0.22	1.17
Taxable-Equivalent SEC 30-day Yield	1.70	0.45	2.16
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	(2.93)%	(0.84)%	2.75%	2.35%
Class A with 4.75% Maximum Sales Charge	—	—	(7.58)	(5.54)	1.76	1.86
Class C at NAV	03/02/2006	12/24/1991	(3.37)	(1.66)	1.97	1.75
Class C with 1% Maximum Sales Charge	—	—	(4.33)	(2.63)	1.97	1.75
Class I at NAV	08/03/2010	12/24/1991	(2.95)	(0.75)	2.96	2.56

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg Oregon Municipal Bond Index	—	—	(3.29)	(1.03)	3.12	3.13
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.09%	1.34%	2.29%
Taxable-Equivalent Distribution Rate	4.24	2.73	4.65
SEC 30-day Yield	1.12	0.44	1.38
Taxable-Equivalent SEC 30-day Yield	2.28	0.89	2.80
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	(2.96)%	(1.44)%	2.45%	2.66%
Class A with 4.75% Maximum Sales Charge	—	—	(7.53)	(6.12)	1.45	2.16
Class C at NAV	01/12/2006	10/02/1992	(3.30)	(2.11)	1.69	2.04
Class C with 1% Maximum Sales Charge	—	—	(4.26)	(3.08)	1.69	2.04
Class I at NAV	03/03/2008	10/02/1992	(2.86)	(1.24)	2.65	2.87

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg South Carolina Municipal Bond Index	—	—	(2.69)	(0.62)	3.58	3.43
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.15%	1.39%	2.35%
Taxable-Equivalent Distribution Rate	4.11	2.67	4.50
SEC 30-day Yield	1.05	0.35	1.30
Taxable-Equivalent SEC 30-day Yield	2.01	0.68	2.49
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	1.90%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2022
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	(3.59)%	(1.79)%	2.27%	2.44%
Class A with 4.75% Maximum Sales Charge	—	—	(8.13)	(6.45)	1.27	1.94
Class C at NAV	02/08/2006	07/26/1991	(3.95)	(2.38)	1.54	1.84
Class C with 1% Maximum Sales Charge	—	—	(4.90)	(3.35)	1.54	1.84
Class I at NAV	03/03/2008	07/26/1991	(3.49)	(1.58)	2.49	2.65

Bloomberg Municipal Bond Index	—	—	(3.09)%	(0.66)%	3.24%	3.15%
Bloomberg Virginia Municipal Bond Index	—	—	(2.71)	(0.83)	2.92	2.83
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.68%	1.43%	0.48%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.41%	1.65%	2.61%
Taxable-Equivalent Distribution Rate	4.51	3.09	4.88
SEC 30-day Yield	1.15	0.47	1.41
Taxable-Equivalent SEC 30-day Yield	2.16	0.87	2.64
% Total Leverage[5]
RIB Financing	2.49%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
February 28, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Income Funds
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 969.10	$3.12	0.64%
Class C	$1,000.00	$ 964.80	$6.77	1.39%
Class I	$1,000.00	$ 969.00	$2.15	0.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.62	$3.21	0.64%
Class C	$1,000.00	$1,017.90	$6.95	1.39%
Class I	$1,000.00	$1,022.61	$2.21	0.44%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.

Eaton Vance
Municipal Income Funds
February 28, 2022
Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 971.70	$3.28	0.67%
Class C	$1,000.00	$ 968.10	$6.93	1.42%
Class I	$1,000.00	$ 971.70	$2.30	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.47	$3.36	0.67%
Class C	$1,000.00	$1,017.75	$7.10	1.42%
Class I	$1,000.00	$1,022.46	$2.36	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 968.70	$3.22	0.66%
Class C	$1,000.00	$ 965.20	$6.87	1.41%
Class I	$1,000.00	$ 969.70	$2.25	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.52	$3.31	0.66%
Class C	$1,000.00	$1,017.80	$7.05	1.41%
Class I	$1,000.00	$1,022.51	$2.31	0.46%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.

Eaton Vance
Municipal Income Funds
February 28, 2022
Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 967.70	$3.17	0.65%
Class C	$1,000.00	$ 964.90	$6.82	1.40%
Class I	$1,000.00	$ 968.80	$2.20	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.57	$3.26	0.65%
Class C	$1,000.00	$1,017.85	$7.00	1.40%
Class I	$1,000.00	$1,022.56	$2.26	0.45%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 970.70	$3.18	0.65%
Class C	$1,000.00	$ 966.30	$6.83	1.40%
Class I	$1,000.00	$ 970.50	$2.20	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.57	$3.26	0.65%
Class C	$1,000.00	$1,017.85	$7.00	1.40%
Class I	$1,000.00	$1,022.56	$2.26	0.45%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.

Eaton Vance
Municipal Income Funds
February 28, 2022
Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 970.40	$3.18	0.65%
Class C	$1,000.00	$ 967.00	$6.83	1.40%
Class I	$1,000.00	$ 971.40	$2.20	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.57	$3.26	0.65%
Class C	$1,000.00	$1,017.85	$7.00	1.40%
Class I	$1,000.00	$1,022.56	$2.26	0.45%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 964.10	$3.31	0.68%
Class C	$1,000.00	$ 960.50	$6.95	1.43%
Class I	$1,000.00	$ 965.10	$2.34	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.42	$3.41	0.68%
Class C	$1,000.00	$1,017.70	$7.15	1.43%
Class I	$1,000.00	$1,022.41	$2.41	0.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Education — 10.9%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,140,410
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	515,334
5.00%, 6/15/37	520	630,074
Georgia Private Colleges and Universities Authority, (Agnes Scott College):
4.00%, 6/1/34	400	444,476
5.00%, 6/1/33	565	681,825
Georgia Private Colleges and Universities Authority, (Emory University):
0.62%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	2,000,060
5.00%, 10/1/31	245	281,966
5.00%, 9/1/37	1,000	1,222,900
5.00%, 10/1/38	1,000	1,146,110
Georgia Private Colleges and Universities Authority, (Mercer University), 5.00%, 10/1/29	350	416,864
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 5.00%, 4/1/32	750	931,282
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	288,147
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,364,796
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), (LOC: Wells Fargo Bank, N.A.), 0.09%, 7/1/35(2)	2,865	2,865,000
		$ 13,929,244
Electric Utilities — 3.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$ 1,047,320
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/36	475	541,453
4.00%, 3/1/37	1,000	1,134,670
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	766,275
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	969,300
		$ 4,459,018
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 3.5%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,068,950
Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	540,805
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	605	714,094
Fulton County Development Authority, GA, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	755,520
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,145,580
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	180	191,741
		$ 4,416,690
General Obligations — 19.9%
Bleckley County School District, GA, 5.00%, 10/1/42	$1,000	$ 1,231,920
Bryan County School District, GA:
3.00%, 8/1/22	1,000	1,009,930
4.00%, 8/1/33	500	552,840
4.00%, 8/1/34	435	480,109
Cherokee County School System, GA:
5.00%, 2/1/29	1,000	1,100,500
5.00%, 2/1/33	500	618,400
Columbia County, GA, 5.00%, 1/1/28	1,000	1,168,880
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,161,900
Douglas County School District, GA, 5.00%, 4/1/27	500	586,540
Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	316,187
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,190,300
5.00%, 2/1/37	500	595,630
Fulton County, GA, 5.00%, 7/1/31	1,000	1,173,900
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,155,980
Georgia:
4.00%, 7/1/35	1,000	1,137,290
5.00%, 2/1/28	1,500	1,663,140
Gilmer County School District, GA, 5.00%, 12/1/25	515	584,000
Habersham County, GA, 3.00%, 6/1/22	685	689,137
Hall County School District, GA, 4.00%, 2/1/38	1,000	1,157,790
Harris County School District, GA, 4.00%, 3/1/33	275	316,121
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	649,738

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson County School District, GA:
5.00%, 3/1/30	$1,000	$ 1,221,240
5.00%, 3/1/32	1,000	1,217,900
Lumpkin County School District, GA, 4.00%, 12/1/35	1,000	1,159,040
Muscogee County School District, GA, 5.00%, 10/1/25	750	846,450
Oconee County School District, GA:
4.00%, 3/1/33	250	291,658
5.00%, 3/1/26	700	798,812
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,136,590
Worth County School District, GA, 5.00%, 12/1/37	235	275,216
		$ 25,487,138
Hospital — 19.8%
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/25	$345	$ 376,726
5.00%, 7/1/29	560	645,882
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	500	604,475
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	529,360
4.00%, 7/1/37	500	576,475
5.00%, 7/1/29	500	575,400
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	974,321
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,000	1,144,000
Cobb County Hospital Authority, GA, (WellStar Health System, Inc.), (LOC: Royal Bank of Canada), 0.20%, 4/1/36(3)	3,000	3,000,000
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	574,635
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	441,372
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,080,482
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,108,410
5.00%, 7/1/32	1,500	1,710,600
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,435,287
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,674,240
5.00%, 2/15/30	850	1,035,359
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.): (continued)
5.00%, 2/15/37	$1,000	$ 1,147,690
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	283,208
4.00%, 8/1/38	500	565,345
5.00%, 8/1/28	650	722,729
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/42(4)	1,250	1,529,037
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,474,941
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.):
4.00%, 7/1/43	500	552,350
5.50%, 7/1/30	500	529,100
		$ 25,291,424
Industrial Development Revenue — 4.0%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$ 2,366,100
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	730,552
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,017,180
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	498,655
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(5)	500	540,725
		$ 5,153,212
Insured - Electric Utilities — 3.4%
Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$ 1,032,820
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	693,054
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,115,514
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	1,031,832
(NPFG), 5.25%, 7/1/34	420	445,343
		$ 4,318,563
Insured - General Obligations — 1.2%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,303,196

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	$295	$ 296,926
		$ 1,600,122
Insured - Lease Revenue / Certificates of Participation — 1.8%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 804,900
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,559,505
		$ 2,364,405
Insured - Special Tax Revenue — 0.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$160	$ 122,754
		$ 122,754
Insured - Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$ 100,930
		$ 100,930
Insured - Water and Sewer — 3.0%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$ 563,585
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,854,194
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	563,300
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	556,535
Jackson County Water and Sewerage Authority, GA, (BAM), 4.00%, 9/1/29	210	243,386
		$ 3,781,000
Lease Revenue/Certificates of Participation — 3.5%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,183,930
Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,719,201
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	585,855
		$ 4,488,986
Other Revenue — 2.2%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 9/1/27 (Put Date), 7/1/52	$2,500	$ 2,758,825
		$ 2,758,825
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.9%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(5)	$800	$ 844,600
4.00%, 4/1/30(5)	970	1,012,884
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	567,710
		$ 2,425,194
Special Tax Revenue — 3.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$100	$ 118,477
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	831,855
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,138,010
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,117,270
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,091,437
		$ 4,297,049
Transportation — 6.7%
Atlanta, GA, Airport Revenue:
5.00%, 1/1/31	$1,000	$ 1,067,720
(AMT), 4.00%, 7/1/39	600	657,432
(AMT), 5.00%, 7/1/29	1,250	1,495,088
(AMT), 5.00%, 7/1/32	1,000	1,225,500
Georgia Ports Authority:
4.00%, 7/1/43	1,125	1,290,690
5.00%, 7/1/27	500	588,660
Georgia State Road and Tollway Authority:
5.00%, 6/1/29	835	978,027
5.00%, 6/1/32	1,000	1,238,240
		$ 8,541,357
Water and Sewer — 8.6%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$ 1,189,940
Camden County Public Service Authority, GA, (City of St. Marys), 4.00%, 12/1/30	1,000	1,174,570
Carroll County Water Authority, GA:
4.00%, 7/1/28	770	875,775
4.00%, 7/1/29	410	473,821
4.00%, 7/1/32	110	129,455

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	$375	$ 423,682
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	284,167
Coweta County Water and Sewerage Authority, GA, 3.00%, 6/1/46	1,000	1,010,370
Forsyth County Water and Sewerage Authority, GA, 5.00%, 4/1/27	1,100	1,186,559
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	1,046,400
5.00%, 1/1/33	1,500	1,548,105
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	573,160
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,102,260
		$ 11,018,264
Total Tax-Exempt Municipal Obligations (identified cost $122,404,350)		$124,554,175
Total Investments — 97.5% (identified cost $122,404,350)		$124,554,175
Other Assets, Less Liabilities — 2.5%		$ 3,224,351
Net Assets — 100.0%		$127,778,526
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2022.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $2,516,686 or 2.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$ 1,134,090
		$ 1,134,090
Education — 10.9%
Baltimore County, MD, (McDonogh School), 4.00%, 9/1/35	$440	$ 510,206
District of Columbia, (Gallaudet University):
4.00%, 4/1/33	165	188,141
4.00%, 4/1/34	160	181,834
4.00%, 4/1/35	200	226,670
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	1,000	1,012,110
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,185,890
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	442,360
5.00%, 6/1/32	495	602,559
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,100,740
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,217,854
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47(1)	1,000	1,101,520
5.00%, 6/1/29(1)	125	150,530
University System of Maryland:
4.00%, 4/1/34	1,000	1,107,670
5.00%, 4/1/25	1,500	1,670,055
		$ 10,698,139
Escrowed/Prerefunded — 3.3%
Baltimore, MD, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$ 153,986
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,014,590
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), Prerefunded to 7/1/22, 5.00%, 7/1/37	900	913,131
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	1,000	1,098,800
		$ 3,180,507
Security	Principal Amount (000's omitted)	Value
General Obligations — 30.7%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$ 1,180,180
5.00%, 10/1/44	1,000	1,222,960
Baltimore County, MD:
4.00%, 3/23/22	2,000	2,004,320
4.00%, 3/1/40	1,000	1,130,550
5.00%, 3/1/30	1,295	1,586,297
5.00%, 11/1/31	1,000	1,240,610
Baltimore, MD:
4.00%, 10/15/25	1,350	1,374,637
5.00%, 10/15/26	275	319,600
Caroline County, MD, 3.00%, 1/15/37	1,335	1,387,359
Charles County, MD, 5.00%, 10/1/28	1,000	1,219,260
Frederick County, MD:
5.00%, 8/1/24	1,000	1,090,540
5.00%, 8/1/31	675	870,230
Harford County, MD, 5.00%, 10/1/28	2,250	2,743,335
Howard County, MD, 4.00%, 8/15/36	1,000	1,165,070
Maryland:
4.00%, 8/1/35	1,000	1,182,700
5.00%, 8/1/28	1,000	1,214,780
5.00%, 3/1/29	2,000	2,458,940
Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,018,100
Montgomery County, MD:
4.00%, 11/1/33	1,065	1,242,919
(SPA: U.S. Bank, N.A.), 0.06%, 11/1/37(2)	1,470	1,470,000
Prince George's County, MD, 4.00%, 7/1/32	1,500	1,795,005
Worcester County, MD, 4.00%, 8/1/33	1,000	1,144,920
		$ 30,062,312
Hospital — 7.3%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 4.00%, 1/1/38	$200	$ 217,942
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	1,000	1,154,580
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,012,520
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	552,035

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	$1,000	$ 1,086,200
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,108,980
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	553,875
5.00%, 4/15/32	275	334,760
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,136,670
		$ 7,157,562
Housing — 8.1%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,129,170
Maryland Community Development Administration, 2.30%, 9/1/35	1,000	972,170
Maryland Community Development Administration, Social Bonds:
1.40%, 9/1/28	790	755,943
1.65%, 9/1/29	805	772,937
1.80%, 9/1/30	630	604,050
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/50	315	337,053
5.00%, 7/1/55	1,000	1,148,380
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	150	171,486
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,001,600
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	192,928
2.00%, 1/1/32	200	191,492
2.05%, 7/1/32	200	191,842
2.10%, 1/1/33	220	211,539
2.125%, 7/1/33	220	211,601
		$ 7,892,191
Industrial Development Revenue — 0.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$395	$ 398,867
		$ 398,867
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.1%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$ 137,596
		$ 137,596
Insured - Escrowed / Prerefunded — 2.6%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,345	$ 2,590,404
		$ 2,590,404
Insured - General Obligations — 0.3%
Puerto Rico, (AGM), 5.125%, 7/1/30	$195	$ 195,187
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	125	125,816
		$ 321,003
Insured - Hospital — 4.0%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,890,415
		$ 3,890,415
Insured - Water and Sewer — 0.1%
Baltimore, MD, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$130	$ 131,897
		$ 131,897
Senior Living/Life Care — 6.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 1,108,350
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	1,122,390
4.00%, 1/1/40	95	106,473
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,285	1,317,485
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	543,825
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,062,220
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	587,285
		$ 5,848,028
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$ 118,477

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(3)	$1,000	$ 1,002,810
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	308,445
		$ 1,429,732
Transportation — 10.6%
Maryland Department of Transportation, (Baltimore/Washington International Thurgood Marshall Airport), (AMT), 5.00%, 8/1/29	$520	$ 619,294
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	399,382
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	580,675
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,033,490
Maryland Transportation Authority:
4.00%, 7/1/27	1,000	1,009,480
5.00%, 7/1/22	1,000	1,014,760
(AMT), 4.00%, 6/1/35	1,000	1,089,020
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/40	750	839,070
(AMT), 5.00%, 10/1/23	1,000	1,058,440
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/31	1,000	1,166,160
Green Bonds, 5.00%, 7/15/46	1,250	1,547,100
		$ 10,356,871
Water and Sewer — 7.9%
Baltimore, MD, (Water Projects):
4.00%, 7/1/37	$1,010	$ 1,167,843
4.00%, 7/1/38	445	512,471
4.00%, 7/1/39	455	523,022
4.00%, 7/1/45	1,000	1,130,310
Washington Suburban Sanitary District, MD:
5.00%, 6/15/30	1,000	1,175,750
(SPA: TD Bank, N.A.), 0.19%, 6/1/23(4)	3,200	3,200,000
		$ 7,709,396
Total Tax-Exempt Municipal Obligations (identified cost $91,655,242)		$ 92,939,010

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.0%
Cecil County, MD, 1.40%, 11/1/28	$395	$ 381,693
Watertown, CT:
2.05%, 10/15/31	305	302,273
2.50%, 10/15/36	275	275,437
		$ 959,403
Hospital — 2.0%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 974,450
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	989,200
		$ 1,963,650
Transportation — 0.5%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 271,216
2.593%, 8/1/27	260	255,468
		$ 526,684
Total Taxable Municipal Obligations (identified cost $3,510,000)		$ 3,449,737
Total Investments — 98.5% (identified cost $95,165,242)		$ 96,388,747
Other Assets, Less Liabilities — 1.5%		$ 1,486,114
Net Assets — 100.0%		$ 97,874,861
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $1,520,154 or 1.6% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2022.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 7.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.9%
Security	Principal Amount (000's omitted)	Value
Education — 6.1%
Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$ 1,201,460
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,058,930
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 0.10%, 3/1/40(1)	500	500,000
University of Missouri:
5.00%, 11/1/25	1,000	1,098,800
5.00%, 11/1/30	1,000	1,256,870
		$ 5,116,060
Electric Utilities — 2.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$ 1,065,090
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,105,850
		$ 2,170,940
Escrowed/Prerefunded — 1.2%
Metropolitan St. Louis Sewer District, MO, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$ 1,007,360
		$ 1,007,360
General Obligations — 31.1%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$750	$ 888,495
Center School District No. 58, MO, 4.00%, 3/1/38	1,000	1,106,880
Excelsior Springs School District No. 40, MO, 5.00%, 3/1/39	820	1,009,879
Fenton Fire Protection District, MO:
4.00%, 3/1/37	400	439,732
4.00%, 3/1/38	500	548,915
Fort Zumwalt School District, MO, 5.00%, 3/1/36	1,000	1,153,490
Francis Howell R-III School District, MO:
4.00%, 3/1/30	1,500	1,704,135
4.00%, 3/1/31	750	848,685
Greene County Reorganized School District No. 2, MO, 5.00%, 3/1/38	875	1,010,205
Hazelwood School District, MO, 5.00%, 3/1/27	1,000	1,166,510
Hickman Mills C-1 School District, MO, 4.00%, 3/1/29	310	351,447
Independence School District, MO:
5.50%, 3/1/33	450	533,808
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Independence School District, MO: (continued)
5.50%, 3/1/34	$1,000	$ 1,186,770
Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/37	1,500	1,698,390
Jefferson City School District, MO:
5.00%, 3/1/36	1,000	1,129,500
5.00%, 3/1/38	500	574,680
Joplin Schools, MO, 5.00%, 3/1/30	1,000	1,171,770
Kansas City, MO:
3.125%, 2/1/39	1,000	1,047,100
5.00%, 2/1/32	450	535,356
Lake Ozark Osage School, MO, (School Building), 5.00%, 3/1/34	1,000	1,072,050
Maplewood Richmond Heights School District, MO:
3.00%, 3/1/34	250	261,433
3.00%, 3/1/35	250	261,120
Moberly School District No. 81, MO:
4.00%, 3/1/31	225	258,435
4.00%, 3/1/32	200	227,978
Ozark R-VI School District, MO, 4.00%, 3/1/37	1,000	1,159,700
Raytown C-2 School District, MO, 5.00%, 3/1/39	1,000	1,203,000
Springfield School District No. R-12, MO, 5.00%, 3/1/33	1,000	1,040,250
St. Charles School District, MO, 4.00%, 3/1/30	100	113,609
University City School District, MO:
0.00%, 2/15/32	1,000	794,530
0.00%, 2/15/33	1,000	773,440
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	714,735
		$ 25,986,027
Hospital — 18.1%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center):
5.00%, 6/1/37	$1,000	$ 1,010,770
5.00%, 6/1/39	1,000	1,117,480
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.15%, 1/1/32	1,000	1,049,780
5.00%, 1/1/30	1,000	1,067,720
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/42	1,000	1,073,160
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,398,275
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,003,320

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Lake Regional Health System):
4.00%, 2/15/35	$390	$ 448,605
4.00%, 2/15/36	580	666,484
4.00%, 2/15/51	1,000	1,098,900
5.00%, 2/15/27	225	260,770
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 6/1/53	1,500	1,662,960
5.00%, 11/15/47	1,000	1,151,930
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System):
4.00%, 11/15/33	1,480	1,596,136
4.00%, 11/15/42	500	534,030
		$ 15,140,320
Housing — 3.6%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$855	$ 835,651
3.00%, 11/1/39	705	722,174
3.00%, 11/1/44	850	861,382
3.75%, 11/1/43	585	613,852
		$ 3,033,059
Industrial Development Revenue — 2.2%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$ 1,850,541
		$ 1,850,541
Insured - Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/37	$85	$ 93,707
(AGM), 4.00%, 10/1/38	70	77,038
(AGM), 4.00%, 10/1/39	55	60,428
		$ 231,173
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 1,000,246
(NPFG), 5.25%, 7/1/34	215	227,973
		$ 1,228,219
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.7%
Riverview Fire Protection District, MO, (BAM), 3.00%, 3/1/36	$515	$ 541,852
		$ 541,852
Insured - Lease Revenue / Certificates of Participation — 5.9%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,034,874
(AMBAC), 0.00%, 4/15/30	2,105	1,785,587
Sedalia, MO, Certificates of Participation, (BAM), 4.00%, 9/15/37	500	545,835
St. Louis Municipal Library District, MO:
(BAM), 4.00%, 3/15/34	300	337,845
(BAM), 4.00%, 3/15/35	200	224,984
		$ 4,929,125
Insured - Special Tax Revenue — 3.4%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,868,673
		$ 2,868,673
Insured - Transportation — 2.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$395	$ 410,914
Saint Louis Airport, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,264,830
		$ 1,675,744
Lease Revenue/Certificates of Participation — 2.7%
St. Charles, MO, Certificates of Participation, 4.00%, 2/1/34	$1,000	$ 1,143,190
Washington, MO, Certificates of Participation, 5.00%, 3/1/28	940	1,106,324
		$ 2,249,514
Other Revenue — 1.4%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 0.10%, 12/1/37(1)	$1,200	$ 1,200,000
		$ 1,200,000
Senior Living/Life Care — 5.6%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
4.00%, 8/1/31	$305	$ 346,721
5.00%, 8/1/40	500	532,240

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
4.00%, 2/1/42	$1,000	$ 1,086,080
5.00%, 2/1/31	200	219,232
5.00%, 2/1/35	1,000	1,089,130
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	549,265
5.00%, 9/1/38	250	272,975
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	532,610
		$ 4,628,253
Special Tax Revenue — 0.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$ 118,477
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	23,524
		$ 142,001
Transportation — 2.6%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 4.00%, 3/1/45	$2,000	$ 2,153,980
		$ 2,153,980
Water and Sewer — 4.7%
Kansas City, MO, Water Revenue:
4.00%, 12/1/40	$500	$ 580,220
4.00%, 12/1/41	550	636,795
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/27	1,000	1,007,000
5.00%, 5/1/36	250	290,345
5.00%, 5/1/46	700	850,311
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/35	$475	$ 549,784
$ 3,914,455
Total Tax-Exempt Municipal Obligations (identified cost $76,929,071)		$ 80,067,296
Total Investments — 95.9% (identified cost $76,929,071)		$ 80,067,296
Other Assets, Less Liabilities — 4.1%		$ 3,459,630
Net Assets — 100.0%		$ 83,526,926
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $118,477 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 14.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$715	$ 704,275
Total Corporate Bonds (identified cost $710,000)		$ 704,275

Tax-Exempt Municipal Obligations — 91.6%
Security	Principal Amount (000's omitted)	Value
Education — 7.7%
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	$1,300	$ 1,408,329
5.00%, 10/1/44	2,000	2,278,000
North Carolina Capital Facilities Finance Agency, (High Point University), 5.00%, 5/1/27	300	345,369
University of North Carolina at Chapel Hill, 0.471%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	750,105
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	859,459
4.00%, 10/1/45	250	279,708
Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,254,562
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,113,970
5.00%, 4/1/26	660	711,011
University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,703,160
Western Carolina University, NC:
4.00%, 4/1/45	1,000	1,114,250
5.00%, 10/1/36	1,000	1,177,160
		$ 12,995,083
Electric Utilities — 0.9%
Greenville, NC, Combined Enterprise System Revenue:
4.00%, 5/1/32	$190	$ 222,574
5.00%, 5/1/25	1,190	1,326,683
		$ 1,549,257
Escrowed/Prerefunded — 7.2%
Durham Capital Financing Corp., NC:
Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$ 1,718,734
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Durham Capital Financing Corp., NC: (continued)
Prerefunded to 6/1/23, 5.00%, 6/1/38	$1,000	$ 1,050,240
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	295,293
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,181,170
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,263,775
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	635	691,528
North Carolina Medical Care Commission, (WakeMed), Prerefunded to 10/1/22, 5.00%, 10/1/31	2,000	2,048,620
North Carolina State University at Raleigh, Prerefunded to 10/1/23, 5.00%, 10/1/42	1,140	1,210,691
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,023,723
Watauga Public Facilities Corp., NC, Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,011,020
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	812,512
		$ 12,307,306
General Obligations — 12.5%
Brunswick County, NC, 4.00%, 8/1/31	$1,000	$ 1,174,690
Charlotte, NC:
5.00%, 7/1/25	1,875	2,103,994
5.00%, 6/1/29	1,000	1,238,350
Durham County, NC, 4.00%, 6/1/33	1,785	2,055,481
Forsyth County, NC:
4.00%, 3/1/28	735	825,501
5.00%, 3/1/31	1,000	1,222,440
Greensboro, NC, 5.00%, 2/1/27	650	696,592
North Carolina:
5.00%, 6/1/23	1,010	1,061,257
5.00%, 6/1/30	1,530	1,886,490
Pender County, NC, 5.00%, 3/1/27	1,015	1,155,862
Randolph County, NC, Limited Obligation Bonds:
4.00%, 10/1/38	1,000	1,137,480
4.00%, 10/1/39	500	567,780
Wake County, NC, 5.00%, 3/1/22	2,000	2,000,000
Wilmington, NC, 5.00%, 5/1/27	840	991,956
Wilmington, NC, Limited Obligation Bonds:
4.00%, 6/1/35	150	172,678
4.00%, 6/1/37	690	792,865

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Winston-Salem, NC, 4.00%, 6/1/29	$1,925	$ 2,121,042
		$ 21,204,458
Hospital — 15.3%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
5.00%, 1/15/29	$500	$ 606,890
5.00% to 12/1/28 (Put Date), 1/15/50	1,500	1,806,660
5.00% to 12/1/31 (Put Date), 1/15/49	1,000	1,259,630
North Carolina Medical Care Commission, (Cape Fear Valley Health System), Prerefunded to 10/1/22, 5.00%, 10/1/32	2,000	2,049,820
North Carolina Medical Care Commission, (CaroMont Health), 4.00%, 2/1/36	1,350	1,563,435
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,500	3,912,615
North Carolina Medical Care Commission, (Rex Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,112,130
5.00%, 7/1/32	1,000	1,105,210
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,662,289
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,229,180
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 2.20% to 12/1/22 (Put Date), 12/1/48	2,170	2,177,899
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/28	1,000	1,179,120
University of North Carolina Hospitals at Chapel Hill, (SPA: TD Bank, N.A.), 0.19%, 2/1/29(2)	5,395	5,395,000
		$ 26,059,878
Housing — 0.4%
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	$715	$ 672,186
		$ 672,186
Industrial Development Revenue — 0.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$500	$ 509,390
		$ 509,390
Insured - Education — 0.0%(3)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,126
		$ 35,126
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,415,554
		$ 1,415,554
Insured - Transportation — 3.0%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$ 4,662,710
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	440	457,728
		$ 5,120,438
Lease Revenue/Certificates of Participation — 15.3%
Asheville, NC, 5.00%, 4/1/25	$1,530	$ 1,700,518
Buncombe County, NC:
5.00%, 6/1/29	750	809,558
5.00%, 6/1/31	1,000	1,079,410
Buncombe County, NC, Limited Obligation Bonds:
4.00%, 6/1/34	100	115,242
4.00%, 6/1/35	150	172,679
4.00%, 6/1/36	150	172,512
5.00%, 6/1/31	100	124,925
Cabarrus County, NC, Limited Obligation Bonds:
5.00%, 6/1/28	1,600	1,880,144
5.00%, 4/1/29	1,000	1,138,680
5.00%, 4/1/30	1,000	1,141,220
Charlotte, NC:
4.00%, 6/1/35	1,000	1,167,900
4.00%, 6/1/39	1,000	1,127,140
Charlotte, NC, (Convention Facility), 4.00%, 6/1/39	875	986,248
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/33	200	232,526
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,299,078
Durham Capital Financing Corp., NC, 5.00%, 10/1/31	1,170	1,408,388
Johnston County Finance Corp., NC, 4.00%, 4/1/36	1,015	1,170,457
Mooresville, NC, Limited Obligation Bonds:
3.00%, 10/1/38	215	222,015
4.00%, 10/1/31	145	169,847
4.00%, 10/1/32	130	152,036
4.00%, 10/1/33	150	175,251
4.00%, 10/1/34	130	151,720
North Carolina Turnpike Authority, (Monroe Expressway System), 5.00%, 7/1/39	500	629,550
North Carolina, Limited Obligation Bonds:
3.00%, 5/1/34	1,000	1,055,980

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
North Carolina, Limited Obligation Bonds: (continued)
4.00%, 5/1/33	$1,000	$ 1,137,710
5.00%, 5/1/29	1,000	1,171,660
Orange County Public Facilities Co., NC, 4.00%, 10/1/31	400	449,176
Scotland County, NC, Limited Obligation Bonds:
5.00%, 12/1/29	500	584,140
5.00%, 12/1/31	55	63,954
5.00%, 12/1/33	250	290,230
Wake County, NC, Limited Obligation Bonds:
5.00%, 3/1/26	1,000	1,142,000
5.00%, 9/1/35	1,000	1,227,820
Wayne County, NC, Limited Obligation Bonds, 5.00%, 6/1/28	500	586,720
		$ 25,936,434
Other Revenue — 1.3%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,068,330
5.00%, 2/1/25	1,035	1,138,707
		$ 2,207,037
Senior Living/Life Care — 6.7%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,267,280
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	1,066,760
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/30	1,310	1,445,297
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/40	600	654,930
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,000	1,075,320
North Carolina Medical Care Commission, (The Forest at Duke):
4.00%, 9/1/33	355	396,727
4.00%, 9/1/34	370	412,298
4.00%, 9/1/41	1,125	1,231,436
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,083,020
North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	651,828
North Carolina Medical Care Commission, (United Church Homes and Services), Prerefunded to 9/1/23, 5.00%, 9/1/46	1,000	1,084,750
		$ 11,369,646
Security	Principal Amount (000's omitted)	Value
Solid Waste — 0.6%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,003,640
		$ 1,003,640
Special Tax Revenue — 0.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$ 118,477
		$ 118,477
Transportation — 11.6%
Charlotte, NC, (Charlotte Douglas International Airport):
(AMT), 4.00%, 7/1/36	$630	$ 692,622
(AMT), 4.00%, 7/1/37	1,000	1,098,640
(AMT), 5.00%, 7/1/34	1,150	1,406,324
(AMT), 5.00%, 7/1/42	550	632,126
North Carolina Turnpike Authority, (Triangle Expressway System):
4.00%, 1/1/33	2,000	2,241,580
5.00%, 1/1/40	2,500	2,900,000
5.00%, 1/1/43	500	585,600
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	4,805,120
Raleigh-Durham Airport Authority, NC:
Series 2017A, (AMT), 5.00%, 5/1/36	2,000	2,290,400
Series 2020A, (AMT), 5.00%, 5/1/36	2,580	3,082,171
		$ 19,734,583
Water and Sewer — 7.9%
Asheville, NC, Water System Revenue, Green Bonds, 5.00%, 8/1/32	$430	$ 549,880
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	750	832,680
Brunswick County, NC, Enterprise Systems Revenue, 4.00%, 4/1/34	700	811,090
Buncombe County Metropolitan Sewerage District, NC:
5.00%, 7/1/26	305	331,145
5.00%, 7/1/28	540	585,641
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,582,006
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	803,344
Charlotte, NC, Storm Water Fee Revenue:
3.00%, 12/1/36	400	425,540
3.00%, 12/1/37	400	423,772
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	500	582,350

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Durham, NC, Utility System Revenue:
4.00%, 8/1/34	$250	$ 295,542
5.00%, 8/1/29	250	309,695
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,194,621
High Point, NC, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,151,140
Lincoln County, NC, Enterprise System Revenue:
3.00%, 8/1/35	250	262,848
3.00%, 8/1/38	200	206,412
3.00%, 8/1/40	160	163,930
Union County, NC, Enterprise Systems Revenue:
5.00%, 6/1/28	750	903,705
5.00%, 6/1/30	835	1,023,785
5.00%, 6/1/32	725	886,965
		$ 13,326,091
Total Tax-Exempt Municipal Obligations (identified cost $151,629,642)		$155,564,584

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	$200	$ 197,924
		$ 197,924
Other Revenue — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 494,390
		$ 494,390
Total Taxable Municipal Obligations (identified cost $700,000)		$ 692,314
Total Investments — 92.4% (identified cost $153,039,642)		$156,961,173
Other Assets, Less Liabilities — 7.6%		$ 12,825,982
Net Assets — 100.0%		$169,787,155

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at February 28, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at February 28, 2022.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $118,477 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 87.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Oregon, Bond Bank Revenue:
5.00%, 1/1/32	$955	$ 1,073,697
5.00%, 1/1/33	610	685,091
		$ 1,758,788
Education — 7.2%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 677,691
4.00%, 5/1/40	860	938,372
5.00%, 5/1/30	500	548,180
Prerefunded to 5/1/22, 5.25%, 5/1/34	1,000	1,007,440
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	550,365
5.00%, 4/1/29	500	550,665
5.00%, 4/1/45	1,000	1,101,670
Oregon Health and Science University, Green Bonds, 4.00%, 7/1/44	1,000	1,135,060
Yamhill County, OR, (George Fox University):
4.00%, 12/1/26	810	889,080
4.00%, 12/1/29	910	1,026,398
4.00%, 12/1/36	1,235	1,403,083
4.00%, 12/1/41	1,500	1,682,190
4.00%, 12/1/46	1,175	1,296,507
		$ 12,806,701
Electric Utilities — 3.2%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 5.00%, 11/1/32(1)	$500	$ 594,675
Green Bonds, 5.00%, 11/1/34(1)	500	593,640
Green Bonds, 5.00%, 11/1/36(1)	500	592,955
Green Bonds, 5.00%, 11/1/39(1)	1,300	1,533,467
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,285,360
		$ 5,600,097
Escrowed/Prerefunded — 5.3%
Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$ 1,214,067
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	574,866
North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,714,900
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	$1,000	$ 1,085,960
Tri-County Metropolitan Transportation District, OR, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,043,080
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,782,390
		$ 9,415,263
General Obligations — 43.8%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,683,669
Auburn School District No. 408, WA:
4.00%, 12/1/31	70	82,487
4.00%, 12/1/32	170	199,294
4.00%, 12/1/33	150	175,673
4.00%, 12/1/34	200	233,964
Bethel School District No. 52, OR, 4.00%, 6/15/23	250	259,788
Canby School District No. 86, OR, 4.00%, 6/15/38	3,615	4,121,895
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,665,100
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	485,078
Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,084,440
Coos Bay School District No. 9, OR:
5.00%, 6/15/39	850	1,053,379
5.00%, 6/15/40	750	927,975
Corvallis School District No. 509J, OR, Benton and Linn Counties:
4.00%, 6/15/35	500	580,460
4.00%, 6/15/36	650	753,857
4.00%, 6/15/38	700	809,662
5.00%, 6/15/27	1,280	1,510,374
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,589,914
Eugene School District No. 4J, OR, Lane and Linn Counties, 4.00%, 6/15/35	1,900	2,185,266
Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	586,530
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,831,615
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/31	200	159,894
0.00%, 6/15/32	400	307,468

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties: (continued)
0.00%, 6/15/33	$500	$ 369,640
Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	2,660	1,384,929
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
4.00%, 6/15/36	925	1,072,796
5.00%, 6/15/32	2,000	2,347,720
5.00%, 6/15/37	1,605	1,875,170
Jackson County School District No. 6, OR, Central Point:
0.00%, 6/15/45	1,000	477,840
4.00%, 6/15/38	1,385	1,568,526
Lake Oswego, OR:
4.00%, 12/1/31	1,000	1,125,560
5.00%, 6/1/33	2,450	2,567,771
Metro, OR, 4.00%, 6/1/31	1,365	1,548,388
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/35	1,000	1,199,730
5.00%, 6/15/39	1,910	2,281,801
5.00%, 6/15/42	1,500	1,785,045
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,392,700
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	630	632,507
Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,324,176
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	891,880
0.00%, 6/15/30	700	590,856
Portland Community College District, OR, 5.00%, 6/15/32	795	905,235
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,286,221
Portland Housing Authority, OR, (Yards Union Station Project):
(AMT), 4.75%, 5/1/22	100	100,298
(AMT), 4.85%, 5/1/29	2,740	2,745,124
Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,400	2,576,232
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	438,362
0.00%, 6/15/27	3,175	2,903,188
3.00%, 6/15/23	115	118,021
3.00%, 6/15/24	220	228,895
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties: (continued)
3.00%, 6/15/25	$825	$ 870,194
Redmond, OR, 5.00%, 6/1/28	605	652,202
Reynolds School District No. 7, OR, Multnomah County:
3.00%, 6/1/35	200	212,130
4.00%, 6/1/31	195	225,763
4.00%, 6/1/32	160	184,883
4.00%, 6/1/33	125	144,296
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	868,330
0.00%, 6/15/30	1,215	1,025,557
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	905,845
4.00%, 6/15/38	1,000	1,148,400
5.00%, 6/15/35	1,025	1,277,099
St. Helens, OR, 4.00%, 8/1/41	2,285	2,640,912
Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,045,450
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,225,240
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	887,122
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	165,869
0.00%, 6/15/36	435	303,682
0.00%, 6/15/39	605	380,370
		$ 77,189,737
Hospital — 6.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$ 347,380
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	255,170
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	1,000	1,116,940
5.00%, 8/15/38	2,095	2,531,975
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,615,920
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,131,370
5.00%, 10/1/30	300	370,053
5.00%, 10/1/35	275	331,422

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	$3,000	$ 3,555,360
		$ 11,255,590
Housing — 1.1%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$990	$ 1,008,087
(AMT), 5.15%, 7/1/42	870	883,720
		$ 1,891,807
Industrial Development Revenue — 0.7%
Gilliam County, OR, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$ 1,175,858
		$ 1,175,858
Insured - Electric Utilities — 1.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,100,270
(NPFG), 5.25%, 7/1/34	2,120	2,247,921
		$ 3,348,191
Insured - General Obligations — 5.1%
Boardman, OR, Green Bonds, (BAM), 4.00%, 6/15/25	$280	$ 303,657
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	5,010,320
Milton-Freewater, OR, (BAM), 4.00%, 6/1/41	560	650,922
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	890,470
(AGC), 0.00%, 6/1/29	1,225	1,061,646
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,034,502
		$ 8,951,517
Other Revenue — 2.2%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$ 252,141
Oregon Department of Administrative Services, Lottery Revenue:
5.00%, 4/1/25	2,000	2,153,940
5.00%, 4/1/33	1,280	1,483,840
		$ 3,889,921
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.2%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 107,234
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	260	270,673
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	460,965
4.00%, 12/1/36	500	518,380
5.00%, 12/1/36	750	807,270
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	805,222
5.00%, 5/15/24	110	116,779
5.00%, 5/15/25	130	140,815
5.00%, 5/15/26	135	148,663
5.00%, 5/15/33	540	602,095
		$ 3,978,096
Special Tax Revenue — 1.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$ 118,477
Beaverton, OR, Special Tax Revenue:
4.00%, 6/1/37	400	459,960
4.00%, 6/1/40	1,000	1,143,820
		$ 1,722,257
Transportation — 5.2%
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/39	$2,500	$ 2,758,750
(AMT), 5.00%, 7/1/29	1,155	1,310,925
(AMT), 5.00%, 7/1/34	1,000	1,136,060
(AMT), 5.00%, 7/1/35	1,300	1,536,184
(AMT), 5.00%, 7/1/52	2,000	2,421,920
		$ 9,163,839
Water and Sewer — 1.4%
Clackamas River Water, OR, 5.00%, 11/1/29	$100	$ 110,632
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	1,160	1,297,808
4.00%, 12/1/37	1,000	1,118,570
		$ 2,527,010
Total Tax-Exempt Municipal Obligations (identified cost $149,785,361)		$154,674,672

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.9%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 293,847
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,324,269
		$ 1,618,116
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 1,097,388
		$ 1,097,388
Insured - Housing — 1.0%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 146,540
(AGM), 1.659%, 7/1/26	175	167,916
(AGM), 2.255%, 7/1/28	175	168,639
(AGM), 2.579%, 7/1/30	250	241,607
(AGM), 3.508%, 7/1/41	1,000	992,580
		$ 1,717,282
Total Taxable Municipal Obligations (identified cost $4,530,000)		$ 4,432,786
Total Investments — 90.2% (identified cost $154,315,361)		$159,107,458
Other Assets, Less Liabilities — 9.8%		$ 17,249,079
Net Assets — 100.0%		$176,356,537
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $5,051,330 or 2.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Education — 10.6%
Center for Arts and Health Sciences Public Facilities Corp., SC, (Greenville Technical College), 5.00%, 10/1/29	$350	$ 429,167
Clemson University, SC, 5.00%, 5/1/26	2,000	2,286,800
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	628,530
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,211,300
5.00%, 10/1/45	2,000	2,192,380
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	695,356
5.00%, 4/1/44	1,000	1,160,190
University of South Carolina:
5.00%, 5/1/41	1,500	1,869,045
5.00%, 5/1/46	1,500	1,850,850
University of South Carolina, (Moore School of Business):
5.00%, 5/1/25(1)	400	444,712
5.00%, 5/1/27(1)	740	864,890
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,735,845
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	629,466
		$ 16,998,531
Electric Utilities — 5.4%
Piedmont Municipal Power Agency, SC:
3.00%, 1/1/23	$1,000	$ 1,017,580
4.00%, 1/1/24	1,000	1,050,610
4.00%, 1/1/25	1,000	1,068,860
4.00%, 1/1/28	1,600	1,795,472
5.00%, 1/1/24	250	267,073
5.00%, 1/1/25	1,000	1,096,460
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,307,880
		$ 8,603,935
Escrowed/Prerefunded — 6.1%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$ 1,226,570
Georgetown County, SC:
Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,612,810
Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,862,640
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):
Prerefunded to 11/1/22, 5.00%, 11/1/28	$2,500	$ 2,569,700
Prerefunded to 11/1/22, 5.00%, 11/1/29	450	462,546
		$ 9,734,266
General Obligations — 22.6%
Aiken County Consolidated School District, SC:
4.00%, 4/1/37	$1,500	$ 1,694,220
5.00%, 3/1/25	2,020	2,240,786
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,272,220
Charleston County School District, SC, 5.00%, 3/1/25	1,000	1,109,300
Charleston County, SC:
3.00%, 11/1/33	1,585	1,720,930
4.00%, 11/1/26	1,500	1,641,180
4.00%, 11/1/31	1,500	1,745,115
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,175,858
Georgetown County School District, SC, 4.00%, 3/1/33	2,115	2,377,112
Hilton Head Island, SC:
4.00%, 3/1/23	605	623,973
4.00%, 3/1/25	565	611,234
Horry County School District, SC:
5.00%, 3/1/24	1,500	1,613,010
5.00%, 3/1/25	1,500	1,661,610
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,671,435
Laurens County, SC, 5.00%, 7/1/29	715	878,635
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,207,690
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,109,300
Richland County School District No. 2, SC:
4.00%, 3/1/31	1,435	1,661,744
4.00%, 3/1/32	2,000	2,267,580
Richland-Lexington Airport District, SC:
(AMT), 4.00%, 3/1/22	195	195,000
(AMT), 4.00%, 3/1/24	685	704,769
(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	591,217
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,235,413
Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,207,890
		$ 36,217,221
Hospital — 11.5%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$ 1,632,090
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,610,040

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	$1,125	$ 1,235,992
5.00%, 11/1/29	600	699,390
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,772,575
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	1,113,050
5.00%, 12/1/46	1,000	1,196,670
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,740,630
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,746,075
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37	1,000	1,138,390
5.00%, 4/15/28	1,000	1,179,120
5.00%, 4/15/48	2,000	2,323,660
		$ 18,387,682
Housing — 0.3%
South Carolina Housing Finance and Development Authority, 5.00%, 7/1/27	$400	$ 468,688
		$ 468,688
Industrial Development Revenue — 1.1%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$ 1,717,812
		$ 1,717,812
Insured - Electric Utilities — 3.5%
Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$ 1,078,860
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,131,857
(NPFG), 5.25%, 7/1/32	1,350	1,429,623
(NPFG), 5.25%, 7/1/34	1,820	1,929,819
		$ 5,570,159
Insured - Lease Revenue / Certificates of Participation — 1.5%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$ 1,064,560
(BAM), 5.00%, 12/1/24	1,280	1,398,400
		$ 2,462,960
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 2.6%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 3.00%, 1/1/23	$200	$ 203,298
(AGM), 4.00%, 1/1/25	130	139,213
(AGM), 4.00%, 1/1/35	1,085	1,250,723
(AGM), 5.00%, 1/1/27	500	577,785
(AGM), 5.00%, 1/1/28	365	430,160
(AGM), 5.00%, 1/1/29	310	372,657
(AGM), 5.00%, 1/1/30	500	612,665
(AGM), 5.00%, 1/1/31	450	561,024
		$ 4,147,525
Insured - Transportation — 0.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$ 592,965
		$ 592,965
Insured - Utilities — 2.6%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$ 1,171,660
(AMBAC), 5.50%, 9/1/32	2,000	2,552,160
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	552,245
		$ 4,276,065
Insured - Water and Sewer — 0.7%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$ 193,405
(AGM), 4.00%, 6/1/27	145	163,092
(AGM), 4.00%, 6/1/28	150	170,881
(AGM), 4.00%, 6/1/29	160	184,816
(AGM), 4.00%, 6/1/30	170	198,914
(AGM), 4.00%, 6/1/31	170	201,057
		$ 1,112,165
Lease Revenue/Certificates of Participation — 8.1%
Allendale County School District, SC, (Refunding & Improvement):
5.00%, 12/1/22	$1,155	$ 1,187,398
5.00%, 12/1/24	500	543,290
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,133,440
Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	4,133,540

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	$1,000	$ 1,064,560
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,064,560
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23	185	188,926
3.00%, 4/1/24	400	413,740
4.00%, 4/1/28	460	520,481
4.00%, 4/1/30	250	290,475
4.00%, 4/1/35	610	712,510
4.00%, 4/1/38	685	794,312
		$ 13,047,232
Other Revenue — 1.3%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$ 2,091,280
		$ 2,091,280
Senior Living/Life Care — 1.8%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,112,940
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	649,983
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	100	101,636
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	688,819
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	308,960
		$ 2,862,338
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$ 118,477
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/35	375	429,292
5.00%, 4/1/29	225	271,424
5.00%, 4/1/30	325	398,639
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	448,544
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,076,710
		$ 2,743,086
Security	Principal Amount (000's omitted)	Value
Transportation — 6.2%
Georgia State Road and Tollway Authority, 5.00%, 6/1/31	$1,000	$ 1,242,300
Horry County, SC, Airport Revenue, 4.00%, 7/1/40	2,070	2,328,398
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,136,060
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	1,355	1,603,656
(AMT), 5.00%, 7/1/43	1,450	1,669,066
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/33	1,675	1,972,530
		$ 9,952,010
Water and Sewer — 9.5%
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$ 1,129,200
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	1,550	1,809,919
5.00%, 1/1/37	1,000	1,239,520
5.00%, 1/1/38	1,500	1,856,040
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,259,580
Lexington, SC, Waterworks and Sewer System Revenue:
4.00%, 4/1/30	670	764,470
4.00%, 4/1/31	250	283,972
4.00%, 4/1/32	250	283,443
4.00%, 4/1/45	1,000	1,122,830
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,171,130
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	1,033,047
4.00%, 3/1/38	630	721,010
4.00%, 3/1/39	330	377,002
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	539,405
4.00%, 4/1/35	250	283,213
5.00%, 4/1/31	265	324,156
		$ 15,197,937
Total Tax-Exempt Municipal Obligations (identified cost $153,244,748)		$156,183,857

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 504,970
		$ 504,970
Other Revenue — 1.2%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,948,280
		$ 1,948,280
Student Loan — 0.8%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$ 1,229,163
		$ 1,229,163
Total Taxable Municipal Obligations (identified cost $3,750,000)		$ 3,682,413
Total Investments — 99.8% (identified cost $156,994,748)		$159,866,270
Other Assets, Less Liabilities — 0.2%		$ 399,964
Net Assets — 100.0%		$160,266,234
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $220,113 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.2%
Virginia Resources Authority, (Pooled Financing Program), Series 2016A, 4.00%, 11/1/32	$1,000	$ 1,109,930
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	1,056,450
		$ 2,166,380
Education — 4.8%
Alexandria Industrial Development Authority, VA, (Episcopal High School):
4.00%, 1/1/33	$325	$ 375,732
4.00%, 1/1/46	500	558,195
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	525	573,699
4.00%, 4/1/40	200	217,668
University of Virginia, 5.00%, 4/1/38	1,320	1,540,691
		$ 3,265,985
Escrowed/Prerefunded — 7.8%
Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	$1,000	$ 1,157,060
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	815,940
Henrico County, VA, Water and Sewer System Revenue, Prerefunded to 5/1/26, 5.00%, 5/1/28	1,000	1,147,760
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	792,165
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,390,100
		$ 5,303,025
General Obligations — 10.9%
Alexandria, VA, 5.00%, 7/1/28	$1,000	$ 1,186,900
Chesterfield County, VA, 5.00%, 1/1/32	1,500	1,824,345
Culpeper, VA, 5.00%, 8/1/25	1,350	1,514,322
Newport News, VA, 5.00%, 8/1/28	1,000	1,154,330
Virginia Beach, VA, 4.00%, 7/15/32	1,500	1,742,400
		$ 7,422,297
Hospital — 15.6%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,363,644
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$2,625	$ 2,723,726
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,082,550
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	875	1,053,999
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,762,071
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,104,680
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,120,350
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	480,587
		$ 10,691,607
Industrial Development Revenue — 5.2%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$500	$ 481,830
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	2,019,140
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,005,690
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	61,306
		$ 3,567,966
Insured - Education — 3.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,627,290
		$ 2,627,290
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,052,890
		$ 1,052,890
Insured - Transportation — 6.5%
Capital Region Airport Commission, VA:
(AGM), 4.00%, 7/1/28	$250	$ 281,940
(AGM), 4.00%, 7/1/33	525	601,246
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	2,500	2,753,200

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Richmond Metropolitan Authority, VA, (NPFG), 5.25%, 7/15/22	$635	$ 644,531
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	188,058
		$ 4,468,975
Lease Revenue/Certificates of Participation — 3.0%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/30	$235	$ 273,660
4.00%, 12/15/31	300	346,575
4.00%, 12/15/32	250	288,422
4.00%, 12/15/33	250	288,138
5.00%, 12/15/29	250	305,887
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	500	571,400
		$ 2,074,082
Other Revenue — 1.6%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$ 1,056,500
		$ 1,056,500
Senior Living/Life Care — 7.3%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$ 154,949
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	750	830,100
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	250,136
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	311,346
4.00%, 12/1/29	230	251,103
4.00%, 12/1/30	220	238,803
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	644,925
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,000	1,072,070
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,259,330
		$ 5,012,762
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$ 118,477
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	$39	$ 37,116
0.00%, 7/1/27	17	15,070
0.00%, 7/1/29	17	14,242
0.00%, 7/1/31	22	17,181
0.00%, 7/1/33	24	17,480
0.00%, 7/1/46	231	75,043
0.00%, 7/1/51	188	44,251
4.329%, 7/1/40	92	100,743
4.50%, 7/1/34	18	19,457
4.536%, 7/1/53	3	3,281
4.784%, 7/1/58	37	40,921
Virginia Commonwealth Transportation Board, Regional Fuels Tax Revenue, 4.00%, 5/15/36	335	393,374
		$ 896,636
Transportation — 13.7%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$ 537,965
(AMT), 5.00%, 10/1/37	1,295	1,490,480
(AMT), 5.00%, 10/1/42	1,000	1,146,850
Norfolk Airport Authority, VA:
5.00%, 7/1/30	700	858,683
5.00%, 7/1/37	1,000	1,194,740
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 5.00%, 7/1/32	750	920,550
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC), (AMT), 4.00%, 7/1/29(3)	300	325,128
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	574,555
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,171,720
5.00%, 7/1/37	1,000	1,161,730
		$ 9,382,401
Water and Sewer — 11.3%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 2,135,332
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/37	1,000	1,089,350
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,738,395

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Newport News, VA, Water Revenue, 5.00%, 7/15/33	$1,000	$ 1,144,700
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,595,674
		$ 7,703,451
Total Tax-Exempt Municipal Obligations (identified cost $64,132,491)		$ 66,692,247

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Virginia Resources Authority, (Pooled Financing Program):
1.68%, 11/1/28	$500	$ 482,105
1.816%, 11/1/29	415	400,521
		$ 882,626
General Obligations — 0.7%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 150,830
Watertown, CT, 1.95%, 10/15/30	310	305,694
		$ 456,524
Water and Sewer — 1.4%
Henrico County, VA, Water and Sewer System Revenue, 1.30%, 5/1/28	$1,000	$ 960,760
		$ 960,760
Total Taxable Municipal Obligations (identified cost $2,390,000)		$ 2,299,910
Total Investments — 100.9% (identified cost $66,522,491)		$ 68,992,157
Other Assets, Less Liabilities — (0.9)%		$ (614,118)
Net Assets — 100.0%		$ 68,378,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $179,783 or 0.3% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Assets and Liabilities (Unaudited)

	February 28, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$ 122,404,350	$ 95,165,242	$ 76,929,071	$ 153,039,642
Unrealized appreciation	2,149,825	1,223,505	3,138,225	3,921,531
Investments, at value	$124,554,175	$96,388,747	$80,067,296	$156,961,173
Cash	$ 3,683,391	$ 4,570	$ 2,705,637	$ 10,389,931
Interest receivable	1,107,687	879,046	988,844	1,807,826
Receivable for investments sold	—	2,000,000	35,328	415,017
Receivable for Fund shares sold	550,782	49,303	24,321	869,012
Total assets	$129,896,035	$99,321,666	$83,821,426	$170,442,959
Liabilities
Payable for when-issued securities	$ 1,542,788	$ 1,252,479	$ —	$ —
Payable for Fund shares redeemed	432,827	91,599	201,242	453,943
Distributions payable	53,328	30,893	16,642	82,446
Payable to affiliates:
Investment adviser fee	31,236	22,589	19,295	42,845
Distribution and service fees	10,567	10,514	12,477	16,371
Accrued expenses	46,763	38,731	44,844	60,199
Total liabilities	$ 2,117,509	$ 1,446,805	$ 294,500	$ 655,804
Net Assets	$127,778,526	$97,874,861	$83,526,926	$169,787,155
Sources of Net Assets
Paid-in capital	$ 128,776,564	$ 99,255,190	$ 81,420,142	$ 171,807,977
Distributable earnings (accumulated loss)	(998,038)	(1,380,329)	2,106,784	(2,020,822)
Net Assets	$127,778,526	$97,874,861	$83,526,926	$169,787,155
Class A Shares
Net Assets	$ 45,867,935	$ 43,756,610	$ 50,566,102	$ 63,377,269
Shares Outstanding	5,376,822	4,940,792	5,404,030	7,110,314
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.53	$ 8.86	$ 9.36	$ 8.91
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 8.96	$ 9.30	$ 9.83	$ 9.35
Class C Shares
Net Assets	$ 4,681,332	$ 5,060,418	$ 6,356,248	$ 9,373,713
Shares Outstanding	513,090	523,881	615,294	977,765
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.12	$ 9.66	$ 10.33	$ 9.59
Class I Shares
Net Assets	$ 77,229,259	$ 49,057,833	$ 26,604,576	$ 97,036,173
Shares Outstanding	9,029,541	5,527,798	2,839,112	10,857,487
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.55	$ 8.87	$ 9.37	$ 8.94
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Assets and Liabilities (Unaudited) — continued

	February 28, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$ 154,315,361	$ 156,994,748	$ 66,522,491
Unrealized appreciation	4,792,097	2,871,522	2,469,666
Investments, at value	$159,107,458	$159,866,270	$68,992,157
Cash	$ 16,361,621	$ 3,107,353	$ 1,120,107
Interest receivable	1,330,477	2,012,862	613,454
Receivable for investments sold	10,147	—	—
Receivable for Fund shares sold	298,490	145,904	6,792
Total assets	$177,108,193	$165,132,389	$70,732,510
Liabilities
Payable for floating rate notes issued	$ —	$ 3,099,984	$ 1,746,425
Payable for when-issued securities	—	1,306,732	334,650
Payable for Fund shares redeemed	603,542	304,634	187,187
Distributions payable	20,069	33,984	17,629
Payable to affiliates:
Investment adviser fee	46,273	41,593	14,968
Distribution and service fees	19,859	20,352	9,877
Interest expense and fees payable	—	5,153	702
Accrued expenses	61,913	53,723	43,033
Total liabilities	$ 751,656	$ 4,866,155	$ 2,354,471
Net Assets	$176,356,537	$160,266,234	$68,378,039
Sources of Net Assets
Paid-in capital	$ 183,145,225	$ 162,889,328	$ 71,170,639
Accumulated loss	(6,788,688)	(2,623,094)	(2,792,600)
Net Assets	$176,356,537	$160,266,234	$68,378,039
Class A Shares
Net Assets	$ 86,750,826	$ 85,530,294	$ 44,189,369
Shares Outstanding	10,091,327	9,346,847	5,713,783
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.60	$ 9.15	$ 7.73
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 9.03	$ 9.61	$ 8.12
Class C Shares
Net Assets	$ 8,606,406	$ 9,595,325	$ 4,214,098
Shares Outstanding	914,416	988,391	491,844
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.41	$ 9.71	$ 8.57
Class I Shares
Net Assets	$ 80,999,305	$ 65,140,615	$ 19,974,572
Shares Outstanding	9,430,391	7,113,064	2,577,432
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.59	$ 9.16	$ 7.75
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Operations (Unaudited)

	Six Months Ended February 28, 2022
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$ 1,421,310	$ 1,117,854	$ 1,147,536	$ 1,845,832
Total investment income	$ 1,421,310	$ 1,117,854	$ 1,147,536	$ 1,845,832
Expenses
Investment adviser fee	$ 201,938	$ 145,981	$ 125,821	$ 268,928
Distribution and service fees:
Class A	46,720	45,467	51,855	64,752
Class C	23,529	26,489	31,799	44,426
Trustees’ fees and expenses	3,517	2,749	2,414	4,424
Custodian fee	18,477	15,759	14,364	21,834
Transfer and dividend disbursing agent fees	15,051	18,109	16,591	30,449
Legal and accounting services	27,225	29,605	22,403	23,673
Printing and postage	3,193	3,387	2,334	5,023
Registration fees	1,315	2,967	1,873	584
Miscellaneous	16,107	13,080	12,529	17,415
Total expenses	$ 357,072	$ 303,593	$ 281,983	$ 481,508
Net investment income	$ 1,064,238	$ 814,261	$ 865,553	$ 1,364,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (213,764)	$ 16,002	$ (74,577)	$ (79,760)
Net realized gain (loss)	$ (213,764)	$ 16,002	$ (74,577)	$ (79,760)
Change in unrealized appreciation (depreciation):
Investments	$ (4,928,055)	$ (3,692,952)	$ (3,541,861)	$ (6,771,871)
Net change in unrealized appreciation (depreciation)	$(4,928,055)	$(3,692,952)	$(3,541,861)	$(6,771,871)
Net realized and unrealized loss	$(5,141,819)	$(3,676,950)	$(3,616,438)	$(6,851,631)
Net decrease in net assets from operations	$(4,077,581)	$(2,862,689)	$(2,750,885)	$(5,487,307)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Operations (Unaudited) — continued

	Six Months Ended February 28, 2022
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$ 2,104,639	$ 2,005,305	$ 1,003,193
Total investment income	$ 2,104,639	$ 2,005,305	$ 1,003,193
Expenses
Investment adviser fee	$ 295,869	$ 277,316	$ 100,508
Distribution and service fees:
Class A	89,582	88,605	45,791
Class C	44,965	50,121	20,747
Trustees’ fees and expenses	4,709	4,531	2,054
Custodian fee	23,128	22,309	12,813
Transfer and dividend disbursing agent fees	28,370	20,506	14,919
Legal and accounting services	24,684	25,130	22,947
Printing and postage	5,831	6,708	3,093
Registration fees	1,059	403	1,690
Interest expense and fees	—	9,094	5,617
Miscellaneous	18,096	16,870	11,906
Total expenses	$ 536,293	$ 521,593	$ 242,085
Net investment income	$ 1,568,346	$ 1,483,712	$ 761,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (515,417)	$ (220,791)	$ (165,643)
Net realized loss	$ (515,417)	$ (220,791)	$ (165,643)
Change in unrealized appreciation (depreciation):
Investments	$ (6,484,679)	$ (6,216,516)	$ (3,219,048)
Net change in unrealized appreciation (depreciation)	$(6,484,679)	$(6,216,516)	$(3,219,048)
Net realized and unrealized loss	$(7,000,096)	$(6,437,307)	$(3,384,691)
Net decrease in net assets from operations	$(5,431,750)	$(4,953,595)	$(2,623,583)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,064,238	$ 814,261	$ 865,553	$ 1,364,324
Net realized gain (loss)	(213,764)	16,002	(74,577)	(79,760)
Net change in unrealized appreciation (depreciation)	(4,928,055)	(3,692,952)	(3,541,861)	(6,771,871)
Net decrease in net assets from operations	$ (4,077,581)	$ (2,862,689)	$ (2,750,885)	$ (5,487,307)
Distributions to shareholders:
Class A	$ (359,478)	$ (360,332)	$ (520,409)	$ (512,180)
Class C	(19,510)	(23,167)	(41,969)	(38,886)
Class I	(684,658)	(430,933)	(303,591)	(824,243)
Total distributions to shareholders	$ (1,063,646)	$ (814,432)	$ (865,969)	$ (1,375,309)
Transactions in shares of beneficial interest:
Class A	$ (829,652)	$ (777,035)	$ 380,937	$ (159,725)
Class C	(60,429)	(546,017)	(580,356)	552,062
Class I	757,020	3,420,783	(389,590)	11,230,410
Net increase (decrease) in net assets from Fund share transactions	$ (133,061)	$ 2,097,731	$ (589,009)	$ 11,622,747
Net increase (decrease) in net assets	$ (5,274,288)	$ (1,579,390)	$ (4,205,863)	$ 4,760,131
Net Assets
At beginning of period	$ 133,052,814	$ 99,454,251	$ 87,732,789	$ 165,027,024
At end of period	$127,778,526	$97,874,861	$83,526,926	$169,787,155

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Changes in Net Assets — continued

	Six Months Ended February 28, 2022 (Unaudited)
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,568,346	$ 1,483,712	$ 761,108
Net realized loss	(515,417)	(220,791)	(165,643)
Net change in unrealized appreciation (depreciation)	(6,484,679)	(6,216,516)	(3,219,048)
Net decrease in net assets from operations	$ (5,431,750)	$ (4,953,595)	$ (2,623,583)
Distributions to shareholders:
Class A	$ (811,955)	$ (761,086)	$ (466,682)
Class C	(50,284)	(50,804)	(28,137)
Class I	(796,159)	(673,004)	(250,788)
Total distributions to shareholders	$ (1,658,398)	$ (1,484,894)	$ (745,607)
Transactions in shares of beneficial interest:
Class A	$ (2,545,809)	$ (1,823,956)	$ (473,500)
Class C	(962,336)	(1,038,350)	(134,715)
Class I	6,577,647	(2,994,509)	(2,573,137)
Net increase (decrease) in net assets from Fund share transactions	$ 3,069,502	$ (5,856,815)	$ (3,181,352)
Net decrease in net assets	$ (4,020,646)	$ (12,295,304)	$ (6,550,542)
Net Assets
At beginning of period	$ 180,377,183	$ 172,561,538	$ 74,928,581
At end of period	$176,356,537	$160,266,234	$68,378,039

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2021
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,037,514	$ 1,512,032	$ 1,718,114	$ 2,863,732
Net realized gain	366,283	134,571	68,976	541,561
Net change in unrealized appreciation (depreciation)	526,669	1,467,126	499,642	1,159,085
Net increase in net assets from operations	$ 2,930,466	$ 3,113,729	$ 2,286,732	$ 4,564,378
Distributions to shareholders:
Class A	$ (805,718)	$ (767,792)	$ (1,022,913)	$ (1,186,861)
Class C	(50,058)	(75,273)	(89,983)	(110,173)
Class I	(1,221,542)	(667,591)	(607,030)	(1,594,185)
Total distributions to shareholders	$ (2,077,318)	$ (1,510,656)	$ (1,719,926)	$ (2,891,219)
Transactions in shares of beneficial interest:
Class A	$ 3,126,746	$ 7,006,635	$ 1,317,337	$ 998,256
Class C	(377,206)	(3,095,878)	(41,378)	(2,643,678)
Class I	28,569,492	23,395,048	4,493,013	23,997,807
Net increase in net assets from Fund share transactions	$ 31,319,032	$27,305,805	$ 5,768,972	$ 22,352,385
Net increase in net assets	$ 32,172,180	$28,908,878	$ 6,335,778	$ 24,025,544
Net Assets
At beginning of year	$ 100,880,634	$ 70,545,373	$ 81,397,011	$ 141,001,480
At end of year	$133,052,814	$99,454,251	$87,732,789	$165,027,024

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2021
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,265,289	$ 2,991,179	$ 1,605,179
Net realized gain	384,396	576,643	325,941
Net change in unrealized appreciation (depreciation)	165,373	556,390	57,020
Net increase in net assets from operations	$ 3,815,058	$ 4,124,212	$ 1,988,140
Distributions to shareholders:
Class A	$ (1,677,642)	$ (1,546,239)	$ (1,011,316)
Class C	(115,995)	(128,269)	(62,385)
Class I	(1,524,813)	(1,312,628)	(504,114)
Total distributions to shareholders	$ (3,318,450)	$ (2,987,136)	$ (1,577,815)
Transactions in shares of beneficial interest:
Class A	$ 8,846,936	$ 11,220,044	$ (1,514,640)
Class C	(1,214,126)	(3,154,711)	235,018
Class I	20,032,578	14,115,100	4,077,169
Net increase in net assets from Fund share transactions	$ 27,665,388	$ 22,180,433	$ 2,797,547
Net increase in net assets	$ 28,161,996	$ 23,317,509	$ 3,207,872
Net Assets
At beginning of year	$ 152,215,187	$ 149,244,029	$ 71,720,709
At end of year	$180,377,183	$172,561,538	$74,928,581

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights

	Georgia Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.870	$ 8.800	$ 8.770	$ 8.370	$ 8.620	$ 8.860
Income (Loss) From Operations
Net investment income(1)	$ 0.067	$ 0.147	$ 0.197	$ 0.227	$ 0.248	$ 0.251
Net realized and unrealized gain (loss)	(0.340)	0.074	0.029	0.399	(0.251)	(0.240)
Total income (loss) from operations	$ (0.273)	$ 0.221	$ 0.226	$ 0.626	$ (0.003)	$ 0.011
Less Distributions
From net investment income	$ (0.067)	$ (0.151)	$ (0.196)	$ (0.226)	$ (0.247)	$ (0.251)
Total distributions	$ (0.067)	$ (0.151)	$ (0.196)	$ (0.226)	$ (0.247)	$ (0.251)
Net asset value — End of period	$ 8.530	$ 8.870	$ 8.800	$ 8.770	$ 8.370	$ 8.620
Total Return(2)	(3.09)% (3)	2.52%	2.62%	7.61%	(0.02)%	0.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,868	$48,535	$45,047	$42,894	$36,835	$39,422
Ratios (as a percentage of average daily net assets):
Total expenses	0.64% (4)	0.65%	0.67%	0.70%	0.70%	0.70%
Net investment income	1.54% (4)	1.66%	2.26%	2.67%	2.94%	2.94%
Portfolio Turnover	11% (3)	19%	16%	12%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Georgia Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.490	$ 9.410	$ 9.380	$ 8.950	$ 9.220	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.037	$ 0.087	$ 0.141	$ 0.177	$ 0.197	$ 0.200
Net realized and unrealized gain (loss)	(0.370)	0.083	0.028	0.427	(0.271)	(0.260)
Total income (loss) from operations	$(0.333)	$ 0.170	$ 0.169	$ 0.604	$(0.074)	$(0.060)
Less Distributions
From net investment income	$ (0.037)	$ (0.090)	$ (0.139)	$ (0.174)	$ (0.196)	$ (0.200)
Total distributions	$(0.037)	$(0.090)	$(0.139)	$(0.174)	$(0.196)	$(0.200)
Net asset value — End of period	$ 9.120	$ 9.490	$ 9.410	$ 9.380	$ 8.950	$ 9.220
Total Return(2)	(3.52)% (3)	1.81%	1.83%	6.84%	(0.79)%	(0.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,681	$ 4,939	$ 5,271	$ 5,749	$ 6,869	$ 7,554
Ratios (as a percentage of average daily net assets):
Total expenses	1.39% (4)	1.40%	1.42%	1.45%	1.45%	1.45%
Net investment income	0.79% (4)	0.92%	1.51%	1.95%	2.19%	2.18%
Portfolio Turnover	11% (3)	19%	16%	12%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Georgia Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.900	$ 8.820	$ 8.800	$ 8.400	$ 8.640	$ 8.890
Income (Loss) From Operations
Net investment income(1)	$ 0.076	$ 0.163	$ 0.214	$ 0.243	$ 0.265	$ 0.269
Net realized and unrealized gain (loss)	(0.350)	0.086	0.020	0.401	(0.241)	(0.250)
Total income (loss) from operations	$ (0.274)	$ 0.249	$ 0.234	$ 0.644	$ 0.024	$ 0.019
Less Distributions
From net investment income	$ (0.076)	$ (0.169)	$ (0.214)	$ (0.244)	$ (0.264)	$ (0.269)
Total distributions	$ (0.076)	$ (0.169)	$ (0.214)	$ (0.244)	$ (0.264)	$ (0.269)
Net asset value — End of period	$ 8.550	$ 8.900	$ 8.820	$ 8.800	$ 8.400	$ 8.640
Total Return(2)	(3.10)% (3)	2.84%	2.71%	7.81%	0.31%	0.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77,229	$79,579	$50,563	$42,592	$32,485	$31,107
Ratios (as a percentage of average daily net assets):
Total expenses	0.44% (4)	0.45%	0.47%	0.49%	0.50%	0.50%
Net investment income	1.74% (4)	1.84%	2.45%	2.86%	3.14%	3.14%
Portfolio Turnover	11% (3)	19%	16%	12%	7%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Maryland Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.190	$ 9.010	$ 9.070	$ 8.670	$ 8.920	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.071	$ 0.162	$ 0.203	$ 0.235	$ 0.246	$ 0.268
Net realized and unrealized gain (loss)	(0.330)	0.181	(0.057)	0.398	(0.249)	(0.208)
Total income (loss) from operations	$ (0.259)	$ 0.343	$ 0.146	$ 0.633	$ (0.003)	$ 0.060
Less Distributions
From net investment income	$ (0.071)	$ (0.163)	$ (0.206)	$ (0.233)	$ (0.247)	$ (0.270)
Total distributions	$ (0.071)	$ (0.163)	$ (0.206)	$ (0.233)	$ (0.247)	$ (0.270)
Net asset value — End of period	$ 8.860	$ 9.190	$ 9.010	$ 9.070	$ 8.670	$ 8.920
Total Return(2)	(2.83)% (3)	3.84%	1.64%	7.43%	(0.02)%	0.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$43,757	$46,218	$38,368	$37,847	$35,602	$39,642
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67% (4)	0.67%	0.69%	0.73%	0.73%	0.73%
Interest and fee expense(5)	—	—	—	—	0.04%	0.03%
Total expenses	0.67% (4)	0.67%	0.69%	0.73%	0.77%	0.76%
Net investment income	1.59% (4)	1.78%	2.27%	2.69%	2.82%	3.02%
Portfolio Turnover	17% (3)	23%	24%	21%	24%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Maryland Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$10.020	$ 9.830	$ 9.890	$ 9.460	$ 9.730	$ 9.960
Income (Loss) From Operations
Net investment income(1)	$ 0.041	$ 0.107	$ 0.148	$ 0.185	$ 0.197	$ 0.220
Net realized and unrealized gain (loss)	(0.360)	0.187	(0.057)	0.427	(0.269)	(0.228)
Total income (loss) from operations	$ (0.319)	$ 0.294	$ 0.091	$ 0.612	$ (0.072)	$ (0.008)
Less Distributions
From net investment income	$ (0.041)	$ (0.104)	$ (0.151)	$ (0.182)	$ (0.198)	$ (0.222)
Total distributions	$ (0.041)	$ (0.104)	$(0.151)	$ (0.182)	$ (0.198)	$ (0.222)
Net asset value — End of period	$ 9.660	$10.020	$ 9.830	$ 9.890	$ 9.460	$ 9.730
Total Return(2)	(3.19)% (3)	3.00%	0.94%	6.55%	(0.73)%	(0.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,060	$ 5,804	$ 8,767	$10,728	$13,147	$15,079
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42% (4)	1.42%	1.45%	1.49%	1.48%	1.48%
Interest and fee expense(5)	—	—	—	—	0.04%	0.03%
Total expenses	1.42% (4)	1.42%	1.45%	1.49%	1.52%	1.51%
Net investment income	0.83% (4)	1.08%	1.52%	1.94%	2.07%	2.27%
Portfolio Turnover	17% (3)	23%	24%	21%	24%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Maryland Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.210	$ 9.030	$ 9.090	$ 8.690	$ 8.940	$ 9.150
Income (Loss) From Operations
Net investment income(1)	$ 0.081	$ 0.177	$ 0.221	$ 0.252	$ 0.265	$ 0.287
Net realized and unrealized gain (loss)	(0.340)	0.185	(0.057)	0.399	(0.250)	(0.208)
Total income (loss) from operations	$ (0.259)	$ 0.362	$ 0.164	$ 0.651	$ 0.015	$ 0.079
Less Distributions
From net investment income	$ (0.081)	$ (0.182)	$ (0.224)	$ (0.251)	$ (0.265)	$ (0.289)
Total distributions	$ (0.081)	$ (0.182)	$ (0.224)	$ (0.251)	$(0.265)	$(0.289)
Net asset value — End of period	$ 8.870	$ 9.210	$ 9.030	$ 9.090	$ 8.690	$ 8.940
Total Return(2)	(2.83)% (3)	4.04%	1.85%	7.63%	0.19%	0.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,058	$47,433	$23,411	$14,685	$ 7,963	$ 9,874
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.47% (4)	0.47%	0.49%	0.52%	0.53%	0.53%
Interest and fee expense(5)	—	—	—	—	0.04%	0.03%
Total expenses	0.47% (4)	0.47%	0.49%	0.52%	0.57%	0.56%
Net investment income	1.79% (4)	1.94%	2.47%	2.87%	3.02%	3.22%
Portfolio Turnover	17% (3)	23%	24%	21%	24%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Missouri Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.760	$ 9.690	$ 9.670	$ 9.270	$ 9.500	$ 9.820
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.191	$ 0.256	$ 0.286	$ 0.310	$ 0.334
Net realized and unrealized gain (loss)	(0.400)	0.071	0.032	0.401	(0.231)	(0.324)
Total income (loss) from operations	$ (0.304)	$ 0.262	$ 0.288	$ 0.687	$ 0.079	$ 0.010
Less Distributions
From net investment income	$ (0.096)	$ (0.192)	$ (0.268)	$ (0.287)	$ (0.309)	$ (0.330)
Total distributions	$ (0.096)	$ (0.192)	$ (0.268)	$ (0.287)	$ (0.309)	$ (0.330)
Net asset value — End of period	$ 9.360	$ 9.760	$ 9.690	$ 9.670	$ 9.270	$ 9.500
Total Return(2)	(3.13)% (3)	2.72%	3.04%	7.57%	0.88%	0.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$50,566	$52,362	$50,698	$49,542	$46,928	$47,375
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66% (4)	0.66%	0.69%	0.71%	0.70%	0.71%
Interest and fee expense(5)	—	—	—	—	0.00% (6)	0.02%
Total expenses	0.66% (4)	0.66%	0.69%	0.71%	0.70%	0.73%
Net investment income	2.01% (4)	1.97%	2.67%	3.07%	3.33%	3.52%
Portfolio Turnover	3% (3)	19%	17%	19%	35%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Missouri Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.770	$ 10.700	$ 10.670	$ 10.230	$ 10.490	$ 10.850
Income (Loss) From Operations
Net investment income(1)	$ 0.066	$ 0.131	$ 0.203	$ 0.239	$ 0.266	$ 0.290
Net realized and unrealized gain (loss)	(0.440)	0.070	0.043	0.441	(0.262)	(0.364)
Total income (loss) from operations	$ (0.374)	$ 0.201	$ 0.246	$ 0.680	$ 0.004	$ (0.074)
Less Distributions
From net investment income	$ (0.066)	$ (0.131)	$ (0.216)	$ (0.240)	$ (0.264)	$ (0.286)
Total distributions	$ (0.066)	$ (0.131)	$ (0.216)	$ (0.240)	$ (0.264)	$ (0.286)
Net asset value — End of period	$10.330	$10.770	$10.700	$10.670	$10.230	$10.490
Total Return(2)	(3.48)% (3)	1.89%	2.35%	6.75%	0.06%	(0.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,356	$ 7,215	$ 7,210	$ 7,594	$ 8,112	$ 9,005
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41% (4)	1.41%	1.44%	1.46%	1.45%	1.46%
Interest and fee expense(5)	—	—	—	—	0.00% (6)	0.02%
Total expenses	1.41% (4)	1.41%	1.44%	1.46%	1.45%	1.48%
Net investment income	1.25% (4)	1.22%	1.92%	2.32%	2.59%	2.77%
Portfolio Turnover	3% (3)	19%	17%	19%	35%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Missouri Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.770	$ 9.710	$ 9.680	$ 9.280	$ 9.520	$ 9.840
Income (Loss) From Operations
Net investment income(1)	$ 0.105	$ 0.211	$ 0.275	$ 0.305	$ 0.328	$ 0.352
Net realized and unrealized gain (loss)	(0.400)	0.060	0.041	0.401	(0.240)	(0.322)
Total income (loss) from operations	$ (0.295)	$ 0.271	$ 0.316	$ 0.706	$ 0.088	$ 0.030
Less Distributions
From net investment income	$ (0.105)	$ (0.211)	$ (0.286)	$ (0.306)	$ (0.328)	$ (0.350)
Total distributions	$ (0.105)	$ (0.211)	$ (0.286)	$ (0.306)	$ (0.328)	$(0.350)
Net asset value — End of period	$ 9.370	$ 9.770	$ 9.710	$ 9.680	$ 9.280	$ 9.520
Total Return(2)	(3.03)% (3)	2.82%	3.33%	7.78%	0.97%	0.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,605	$28,155	$23,490	$14,770	$10,616	$ 8,070
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.46% (4)	0.46%	0.49%	0.50%	0.50%	0.51%
Interest and fee expense(5)	—	—	—	—	0.00% (6)	0.02%
Total expenses	0.46% (4)	0.46%	0.49%	0.50%	0.50%	0.53%
Net investment income	2.21% (4)	2.17%	2.86%	3.26%	3.52%	3.71%
Portfolio Turnover	3% (3)	19%	17%	19%	35%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	North Carolina Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.280	$ 9.190	$ 9.190	$ 8.810	$ 9.110	$ 9.410
Income (Loss) From Operations
Net investment income(1)	$ 0.071	$ 0.166	$ 0.207	$ 0.242	$ 0.276	$ 0.289
Net realized and unrealized gain (loss)	(0.369)	0.091	0.013	0.379	(0.301)	(0.300)
Total income (loss) from operations	$ (0.298)	$ 0.257	$ 0.220	$ 0.621	$ (0.025)	$ (0.011)
Less Distributions
From net investment income	$ (0.072)	$ (0.167)	$ (0.220)	$ (0.241)	$ (0.275)	$ (0.289)
Total distributions	$ (0.072)	$ (0.167)	$ (0.220)	$ (0.241)	$ (0.275)	$ (0.289)
Net asset value — End of period	$ 8.910	$ 9.280	$ 9.190	$ 9.190	$ 8.810	$ 9.110
Total Return(2)	(3.23)% (3)	2.82%	2.44%	7.19%	(0.25)%	(0.06)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$63,377	$66,171	$64,513	$62,294	$63,964	$75,159
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65% (4)	0.65%	0.67%	0.70%	0.70%	0.71%
Interest and fee expense(5)	—	—	—	0.04%	0.10%	0.09%
Total expenses	0.65% (4)	0.65%	0.67%	0.74%	0.80%	0.80%
Net investment income	1.57% (4)	1.79%	2.28%	2.73%	3.10%	3.19%
Portfolio Turnover	4% (3)	24%	21%	37%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	North Carolina Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.980	$ 9.880	$ 9.880	$ 9.480	$ 9.800	$10.120
Income (Loss) From Operations
Net investment income(1)	$ 0.040	$ 0.105	$ 0.150	$ 0.191	$ 0.225	$ 0.238
Net realized and unrealized gain (loss)	(0.389)	0.100	0.014	0.397	(0.321)	(0.321)
Total income (loss) from operations	$(0.349)	$ 0.205	$ 0.164	$ 0.588	$ (0.096)	$ (0.083)
Less Distributions
From net investment income	$ (0.041)	$ (0.105)	$ (0.164)	$ (0.188)	$ (0.224)	$ (0.237)
Total distributions	$(0.041)	$(0.105)	$ (0.164)	$ (0.188)	$ (0.224)	$ (0.237)
Net asset value — End of period	$ 9.590	$ 9.980	$ 9.880	$ 9.880	$ 9.480	$ 9.800
Total Return(2)	(3.51)% (3)	2.09%	1.69%	6.30%	(0.97)%	(0.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,374	$ 9,200	$11,741	$13,809	$17,235	$18,486
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40% (4)	1.40%	1.42%	1.45%	1.45%	1.46%
Interest and fee expense(5)	—	—	—	0.04%	0.10%	0.09%
Total expenses	1.40% (4)	1.40%	1.42%	1.49%	1.55%	1.55%
Net investment income	0.82% (4)	1.05%	1.53%	2.00%	2.35%	2.43%
Portfolio Turnover	4% (3)	24%	21%	37%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	North Carolina Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.310	$ 9.210	$ 9.210	$ 8.840	$ 9.130	$ 9.430
Income (Loss) From Operations
Net investment income(1)	$ 0.080	$ 0.183	$ 0.226	$ 0.257	$ 0.294	$ 0.307
Net realized and unrealized gain (loss)	(0.369)	0.103	0.012	0.373	(0.290)	(0.300)
Total income (loss) from operations	$ (0.289)	$ 0.286	$ 0.238	$ 0.630	$ 0.004	$ 0.007
Less Distributions
From net investment income	$ (0.081)	$ (0.186)	$ (0.238)	$ (0.260)	$ (0.294)	$ (0.307)
Total distributions	$ (0.081)	$ (0.186)	$ (0.238)	$ (0.260)	$ (0.294)	$ (0.307)
Net asset value — End of period	$ 8.940	$ 9.310	$ 9.210	$ 9.210	$ 8.840	$ 9.130
Total Return(2)	(3.12)% (3)	3.14%	2.64%	7.27%	0.06%	0.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,036	$89,655	$64,747	$54,578	$37,475	$38,642
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.45% (4)	0.45%	0.47%	0.49%	0.50%	0.51%
Interest and fee expense(5)	—	—	—	0.04%	0.10%	0.09%
Total expenses	0.45% (4)	0.45%	0.47%	0.53%	0.60%	0.60%
Net investment income	1.77% (4)	1.98%	2.47%	2.88%	3.30%	3.38%
Portfolio Turnover	4% (3)	24%	21%	37%	16%	27%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Oregon Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.940	$ 8.910	$ 8.830	$ 8.440	$ 8.710	$ 8.990
Income (Loss) From Operations
Net investment income(1)	$ 0.075	$ 0.164	$ 0.216	$ 0.255	$ 0.304	$ 0.310
Net realized and unrealized gain (loss)	(0.336)	0.033	0.093	0.390	(0.271)	(0.282)
Total income (loss) from operations	$ (0.261)	$ 0.197	$ 0.309	$ 0.645	$ 0.033	$ 0.028
Less Distributions
From net investment income	$ (0.079)	$ (0.167)	$ (0.229)	$ (0.255)	$ (0.303)	$ (0.308)
Total distributions	$ (0.079)	$ (0.167)	$ (0.229)	$ (0.255)	$ (0.303)	$ (0.308)
Net asset value — End of period	$ 8.600	$ 8.940	$ 8.910	$ 8.830	$ 8.440	$ 8.710
Total Return(2)	(2.93)% (3)	2.23%	3.57%	7.80%	0.42%	0.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$86,751	$92,849	$83,651	$82,490	$73,750	$78,931
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65% (4)	0.65%	0.67%	0.70%	0.71%	0.70%
Interest and fee expense(5)	—	—	—	0.07%	0.11%	0.08%
Total expenses	0.65% (4)	0.65%	0.67%	0.77%	0.82%	0.78%
Net investment income	1.71% (4)	1.83%	2.46%	2.99%	3.58%	3.56%
Portfolio Turnover	17% (3)	25%	36%	36%	23%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Oregon Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.790	$ 9.750	$ 9.660	$ 9.250	$ 9.540	$ 9.840
Income (Loss) From Operations
Net investment income(1)	$ 0.046	$ 0.107	$ 0.164	$ 0.210	$ 0.264	$ 0.268
Net realized and unrealized gain (loss)	(0.375)	0.042	0.104	0.409	(0.292)	(0.302)
Total income (loss) from operations	$(0.329)	$ 0.149	$ 0.268	$ 0.619	$ (0.028)	$ (0.034)
Less Distributions
From net investment income	$ (0.051)	$ (0.109)	$ (0.178)	$ (0.209)	$ (0.262)	$ (0.266)
Total distributions	$(0.051)	$(0.109)	$ (0.178)	$ (0.209)	$ (0.262)	$ (0.266)
Net asset value — End of period	$ 9.410	$ 9.790	$ 9.750	$ 9.660	$ 9.250	$ 9.540
Total Return(2)	(3.37)% (3)	1.54%	2.82%	6.80%	(0.27)%	(0.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,606	$ 9,935	$11,102	$10,332	$10,338	$12,342
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.40% (4)	1.40%	1.42%	1.45%	1.46%	1.45%
Interest and fee expense(5)	—	—	—	0.07%	0.11%	0.08%
Total expenses	1.40% (4)	1.40%	1.42%	1.52%	1.57%	1.53%
Net investment income	0.96% (4)	1.09%	1.71%	2.26%	2.84%	2.81%
Portfolio Turnover	17% (3)	25%	36%	36%	23%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Oregon Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.940	$ 8.900	$ 8.820	$ 8.440	$ 8.700	$ 8.980
Income (Loss) From Operations
Net investment income(1)	$ 0.084	$ 0.180	$ 0.232	$ 0.267	$ 0.321	$ 0.326
Net realized and unrealized gain (loss)	(0.346)	0.045	0.093	0.385	(0.261)	(0.281)
Total income (loss) from operations	$ (0.262)	$ 0.225	$ 0.325	$ 0.652	$ 0.060	$ 0.045
Less Distributions
From net investment income	$ (0.088)	$ (0.185)	$ (0.245)	$ (0.272)	$ (0.320)	$ (0.325)
Total distributions	$ (0.088)	$ (0.185)	$ (0.245)	$ (0.272)	$ (0.320)	$ (0.325)
Net asset value — End of period	$ 8.590	$ 8.940	$ 8.900	$ 8.820	$ 8.440	$ 8.700
Total Return(2)	(2.95)% (3)	2.55%	3.76%	7.89%	0.74%	0.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,999	$77,593	$57,461	$41,343	$23,088	$26,267
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.45% (4)	0.45%	0.47%	0.49%	0.51%	0.50%
Interest and fee expense(5)	—	—	—	0.07%	0.11%	0.08%
Total expenses	0.45% (4)	0.45%	0.47%	0.56%	0.62%	0.58%
Net investment income	1.91% (4)	2.02%	2.65%	3.13%	3.78%	3.75%
Portfolio Turnover	17% (3)	25%	36%	36%	23%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	South Carolina Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.510	$ 9.440	$ 9.390	$ 9.080	$ 9.330	$ 9.610
Income (Loss) From Operations
Net investment income(1)	$ 0.080	$ 0.172	$ 0.216	$ 0.254	$ 0.283	$ 0.286
Net realized and unrealized gain (loss)	(0.360)	0.071	0.058	0.318	(0.251)	(0.282)
Total income (loss) from operations	$ (0.280)	$ 0.243	$ 0.274	$ 0.572	$ 0.032	$ 0.004
Less Distributions
From net investment income	$ (0.080)	$ (0.173)	$ (0.224)	$ (0.262)	$ (0.282)	$ (0.284)
Total distributions	$ (0.080)	$ (0.173)	$ (0.224)	$ (0.262)	$ (0.282)	$ (0.284)
Net asset value — End of period	$ 9.150	$ 9.510	$ 9.440	$ 9.390	$ 9.080	$ 9.330
Total Return(2)	(2.96)% (3)	2.59%	2.97%	6.41%	0.38%	0.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$85,530	$90,752	$78,914	$72,517	$66,077	$67,869
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.64% (4)	0.64%	0.65%	0.69%	0.68%	0.69%
Interest and fee expense(5)	0.01% (4)	0.01%	0.04%	0.06%	0.13%	0.09%
Total expenses	0.65% (4)	0.65%	0.69%	0.75%	0.81%	0.78%
Net investment income	1.72% (4)	1.81%	2.31%	2.78%	3.11%	3.08%
Portfolio Turnover	9% (3)	20%	28%	19%	4%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	South Carolina Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$10.090	$ 10.010	$ 9.960	$ 9.640	$ 9.900	$10.190
Income (Loss) From Operations
Net investment income(1)	$ 0.048	$ 0.110	$ 0.155	$ 0.198	$ 0.228	$ 0.230
Net realized and unrealized gain (loss)	(0.380)	0.078	0.058	0.327	(0.262)	(0.292)
Total income (loss) from operations	$ (0.332)	$ 0.188	$ 0.213	$ 0.525	$ (0.034)	$ (0.062)
Less Distributions
From net investment income	$ (0.048)	$ (0.108)	$ (0.163)	$ (0.205)	$ (0.226)	$ (0.228)
Total distributions	$ (0.048)	$ (0.108)	$ (0.163)	$ (0.205)	$ (0.226)	$ (0.228)
Net asset value — End of period	$ 9.710	$10.090	$10.010	$ 9.960	$ 9.640	$ 9.900
Total Return(2)	(3.30)% (3)	1.89%	2.17%	5.53%	(0.32)%	(0.57)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,595	$ 11,030	$ 14,085	$17,750	$24,055	$28,743
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.39% (4)	1.39%	1.40%	1.44%	1.44%	1.44%
Interest and fee expense(5)	0.01% (4)	0.01%	0.04%	0.06%	0.13%	0.09%
Total expenses	1.40% (4)	1.40%	1.44%	1.50%	1.57%	1.53%
Net investment income	0.96% (4)	1.09%	1.57%	2.05%	2.36%	2.33%
Portfolio Turnover	9% (3)	20%	28%	19%	4%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	South Carolina Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.520	$ 9.450	$ 9.400	$ 9.090	$ 9.340	$ 9.620
Income (Loss) From Operations
Net investment income(1)	$ 0.089	$ 0.191	$ 0.234	$ 0.272	$ 0.302	$ 0.305
Net realized and unrealized gain (loss)	(0.360)	0.071	0.058	0.318	(0.252)	(0.282)
Total income (loss) from operations	$ (0.271)	$ 0.262	$ 0.292	$ 0.590	$ 0.050	$ 0.023
Less Distributions
From net investment income	$ (0.089)	$ (0.192)	$ (0.242)	$ (0.280)	$ (0.300)	$ (0.303)
Total distributions	$ (0.089)	$ (0.192)	$ (0.242)	$ (0.280)	$ (0.300)	$ (0.303)
Net asset value — End of period	$ 9.160	$ 9.520	$ 9.450	$ 9.400	$ 9.090	$ 9.340
Total Return(2)	(2.86)% (3)	2.80%	3.17%	6.62%	0.58%	0.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,141	$70,780	$56,246	$41,726	$32,924	$35,161
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.44% (4)	0.44%	0.45%	0.49%	0.49%	0.49%
Interest and fee expense(5)	0.01% (4)	0.01%	0.04%	0.06%	0.13%	0.09%
Total expenses	0.45% (4)	0.45%	0.49%	0.55%	0.62%	0.58%
Net investment income	1.91% (4)	2.01%	2.50%	2.97%	3.31%	3.28%
Portfolio Turnover	9% (3)	20%	28%	19%	4%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Virginia Fund — Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.100	$ 8.060	$ 8.030	$ 7.710	$ 8.010	$ 8.240
Income (Loss) From Operations
Net investment income(1)	$ 0.082	$ 0.176	$ 0.201	$ 0.232	$ 0.260	$ 0.279
Net realized and unrealized gain (loss)	(0.371)	0.037	0.042	0.317	(0.280)	(0.229)
Total income (loss) from operations	$ (0.289)	$ 0.213	$ 0.243	$ 0.549	$ (0.020)	$ 0.050
Less Distributions
From net investment income	$ (0.081)	$ (0.173)	$ (0.213)	$ (0.229)	$ (0.280)	$ (0.280)
Total distributions	$ (0.081)	$ (0.173)	$ (0.213)	$ (0.229)	$ (0.280)	$ (0.280)
Net asset value — End of period	$ 7.730	$ 8.100	$ 8.060	$ 8.030	$ 7.710	$ 8.010
Total Return(2)	(3.59)% (3)	2.67%	3.09%	7.26%	(0.21)%	0.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$44,189	$46,788	$48,031	$49,860	$48,335	$55,714
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67% (4)	0.67%	0.68%	0.71%	0.72%	0.70%
Interest and fee expense(5)	0.01% (4)	0.01%	0.08%	0.11%	0.09%	0.06%
Total expenses	0.68% (4)	0.68%	0.76%	0.82%	0.81%	0.76%
Net investment income	2.08% (4)	2.18%	2.53%	2.98%	3.34%	3.49%
Portfolio Turnover	6% (3)	33%	17%	22%	8%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Virginia Fund — Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.980	$ 8.920	$ 8.900	$ 8.540	$ 8.870	$ 9.130
Income (Loss) From Operations
Net investment income(1)	$ 0.058	$ 0.128	$ 0.156	$ 0.193	$ 0.224	$ 0.243
Net realized and unrealized gain (loss)	(0.412)	0.056	0.034	0.356	(0.310)	(0.259)
Total income (loss) from operations	$(0.354)	$ 0.184	$ 0.190	$ 0.549	$(0.086)	$(0.016)
Less Distributions
From net investment income	$ (0.056)	$ (0.124)	$ (0.170)	$ (0.189)	$ (0.244)	$ (0.244)
Total distributions	$(0.056)	$(0.124)	$(0.170)	$(0.189)	$(0.244)	$(0.244)
Net asset value — End of period	$ 8.570	$ 8.980	$ 8.920	$ 8.900	$ 8.540	$ 8.870
Total Return(2)	(3.95)% (3)	2.08%	2.17%	6.53%	(0.95)%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,214	$ 4,551	$ 4,289	$ 4,114	$ 4,819	$ 6,220
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42% (4)	1.42%	1.43%	1.46%	1.47%	1.45%
Interest and fee expense(5)	0.01% (4)	0.01%	0.08%	0.11%	0.09%	0.06%
Total expenses	1.43% (4)	1.43%	1.51%	1.57%	1.56%	1.51%
Net investment income	1.33% (4)	1.42%	1.77%	2.24%	2.60%	2.75%
Portfolio Turnover	6% (3)	33%	17%	22%	8%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Financial Highlights — continued

	Virginia Fund — Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.120	$ 8.070	$ 8.050	$ 7.730	$ 8.030	$ 8.260
Income (Loss) From Operations
Net investment income(1)	$ 0.090	$ 0.192	$ 0.217	$ 0.247	$ 0.276	$ 0.296
Net realized and unrealized gain (loss)	(0.371)	0.048	0.032	0.318	(0.277)	(0.230)
Total income (loss) from operations	$ (0.281)	$ 0.240	$ 0.249	$ 0.565	$ (0.001)	$ 0.066
Less Distributions
From net investment income	$ (0.089)	$ (0.190)	$ (0.229)	$ (0.245)	$ (0.299)	$ (0.296)
Total distributions	$ (0.089)	$ (0.190)	$ (0.229)	$ (0.245)	$ (0.299)	$ (0.296)
Net asset value — End of period	$ 7.750	$ 8.120	$ 8.070	$ 8.050	$ 7.730	$ 8.030
Total Return(2)	(3.49)% (3)	3.00%	3.17%	7.46%	0.03%	0.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,975	$23,589	$19,401	$16,767	$12,777	$18,883
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.47% (4)	0.47%	0.48%	0.50%	0.52%	0.50%
Interest and fee expense(5)	0.01% (4)	0.01%	0.08%	0.11%	0.09%	0.06%
Total expenses	0.48% (4)	0.48%	0.56%	0.61%	0.61%	0.56%
Net investment income	2.28% (4)	2.36%	2.72%	3.16%	3.54%	3.69%
Portfolio Turnover	6% (3)	33%	17%	22%	8%	7%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of February 28, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 28, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	South Carolina Fund	Virginia Fund
Floating Rate Notes Outstanding	$3,099,984	$1,746,425
Interest Rate or Range of Interest Rates (%)	0.25	0.25
Collateral for Floating Rate Notes Outstanding	$4,133,540	$2,723,726
For the six months ended February 28, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	South Carolina Fund	Virginia Fund
Average Floating Rate Notes Outstanding	$3,100,000	$1,745,000
Average Interest Rate	0.59%	0.65%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 28, 2022.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$1,796,267	$ 684,237	$1,017,561	$3,854,412
Long-term	$1,106,513	$1,900,657	$ —	$2,000,700

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$4,935,157	$5,294,674	$2,701,204
Long-term	$6,152,520	$ —	$2,664,452

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$122,390,673	$ 95,174,054	$76,867,872	$153,045,947
Gross unrealized appreciation	$ 3,536,256	$ 2,315,232	$ 3,756,363	$ 5,595,426
Gross unrealized depreciation	(1,372,754)	(1,100,539)	(556,939)	(1,680,200)
Net unrealized appreciation	$ 2,163,502	$ 1,214,693	$ 3,199,424	$ 3,915,226

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$154,291,409	$153,873,249	$64,504,649
Gross unrealized appreciation	$ 6,322,651	$ 4,386,656	$ 3,216,589
Gross unrealized depreciation	(1,506,602)	(1,493,619)	(475,506)
Net unrealized appreciation	$ 4,816,049	$ 2,893,037	$ 2,741,083
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200	2.000
$40 million but less than $500 million	0.300	3.000
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
For the six months ended February 28, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$201,938	$145,981	$125,821	$268,928
Effective Annual Rate	0.31%	0.29%	0.29%	0.32%

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$295,869	$277,316	$100,508
Effective Annual Rate	0.33%	0.33%	0.28%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended February 28, 2022 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$2,192	$4,128	$3,721	$8,860
EVD's Class A Sales Charges	$2,817	$ 579	$5,945	$3,617
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,890	$ —	$1,350	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$3,410	$2,212	$3,453
EVD's Class A Sales Charges	$3,877	$3,162	$6,603
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 851	$ —
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2022 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$46,720	$45,467	$51,855	$64,752

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$89,582	$88,605	$45,791
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 28, 2022, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$18,575	$20,912	$25,105	$35,073

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$35,498	$39,569	$16,379
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2022 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$4,954	$5,577	$6,694	$9,353

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$9,467	$10,552	$4,368
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$ —	$ —	$ —
Class C	$2,000	$ 100	$ —	$ 400

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$10,000	$ —	$ —
Class C	$ 100	$1,000	$ 100
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2022 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$16,501,499	$22,071,729	$2,358,440	$17,879,593
Sales	$14,100,087	$16,343,200	$3,696,983	$ 6,783,721

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$27,889,568	$26,958,935	$4,512,659
Sales	$34,093,376	$15,045,822	$8,489,771

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
Georgia Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	214,476	$ 1,860,520	951,392	$ 8,440,699
Issued to shareholders electing to receive payments of distributions in Fund shares	35,610	310,352	76,816	679,312
Redemptions	(351,729)	(3,074,478)	(728,266)	(6,450,387)
Converted from Class C shares	8,564	73,954	51,589	457,122
Net increase (decrease)	(93,079)	$ (829,652)	351,531	$ 3,126,746
Class C
Sales	55,489	$ 522,335	112,506	$ 1,063,696
Issued to shareholders electing to receive payments of distributions in Fund shares	1,934	18,010	4,962	46,918
Redemptions	(56,760)	(526,820)	(108,745)	(1,030,698)
Converted to Class A shares	(8,009)	(73,954)	(48,222)	(457,122)
Net decrease	(7,346)	$ (60,429)	(39,499)	$ (377,206)
Class I
Sales	1,055,809	$ 9,252,381	4,055,746	$ 36,022,292
Issued to shareholders electing to receive payments of distributions in Fund shares	50,395	440,419	88,082	781,069
Redemptions	(1,021,633)	(8,935,780)	(928,783)	(8,233,869)
Net increase	84,571	$ 757,020	3,215,045	$28,569,492
Maryland Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	264,231	$ 2,410,520	906,639	$ 8,253,955
Issued to shareholders electing to receive payments of distributions in Fund shares	29,052	262,392	62,413	568,226
Redemptions	(417,927)	(3,777,923)	(427,516)	(3,898,890)
Converted from Class C shares	35,884	327,976	229,487	2,083,344
Net increase (decrease)	(88,760)	$ (777,035)	771,023	$ 7,006,635

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Maryland Fund (continued)
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	35,759	$ 354,249	104,665	$ 1,042,220
Issued to shareholders electing to receive payments of distributions in Fund shares	2,085	20,533	6,639	65,812
Redemptions	(60,112)	(592,823)	(213,929)	(2,120,566)
Converted to Class A shares	(32,896)	(327,976)	(210,406)	(2,083,344)
Net decrease	(55,164)	$ (546,017)	(313,031)	$ (3,095,878)
Class I
Sales	776,712	$ 7,049,111	3,076,509	$ 28,127,099
Issued to shareholders electing to receive payments of distributions in Fund shares	39,655	358,770	61,997	566,186
Redemptions	(439,558)	(3,987,098)	(580,558)	(5,298,237)
Net increase	376,809	$ 3,420,783	2,557,948	$23,395,048
Missouri Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	305,823	$ 2,948,093	698,955	$ 6,801,167
Issued to shareholders electing to receive payments of distributions in Fund shares	49,165	470,222	94,124	915,852
Redemptions	(324,352)	(3,102,016)	(714,157)	(6,966,747)
Converted from Class C shares	6,687	64,638	58,080	567,065
Net increase	37,323	$ 380,937	137,002	$ 1,317,337
Class C
Sales	17,863	$ 189,605	108,010	$ 1,158,953
Issued to shareholders electing to receive payments of distributions in Fund shares	3,299	34,835	7,147	76,758
Redemptions	(69,652)	(740,158)	(66,343)	(710,024)
Converted to Class A shares	(6,060)	(64,638)	(52,629)	(567,065)
Net decrease	(54,550)	$ (580,356)	(3,815)	$ (41,378)

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Missouri Fund (continued)
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	332,759	$ 3,203,545	1,209,782	$ 11,785,250
Issued to shareholders electing to receive payments of distributions in Fund shares	27,904	267,262	54,365	529,690
Redemptions	(402,943)	(3,860,397)	(802,317)	(7,821,927)
Net increase (decrease)	(42,280)	$ (389,590)	461,830	$ 4,493,013
North Carolina Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	286,307	$ 2,610,748	605,858	$ 5,593,718
Issued to shareholders electing to receive payments of distributions in Fund shares	49,680	452,318	113,839	1,051,078
Redemptions	(379,711)	(3,459,815)	(840,577)	(7,766,670)
Converted from Class C shares	25,675	237,024	229,553	2,120,130
Net increase (decrease)	(18,049)	$ (159,725)	108,673	$ 998,256
Class C
Sales	184,343	$ 1,816,889	178,328	$ 1,773,223
Issued to shareholders electing to receive payments of distributions in Fund shares	3,809	37,303	10,441	103,609
Redemptions	(108,070)	(1,065,106)	(241,652)	(2,400,380)
Converted to Class A shares	(23,868)	(237,024)	(213,390)	(2,120,130)
Net increase (decrease)	56,214	$ 552,062	(266,273)	$ (2,643,678)
Class I
Sales	2,500,051	$ 22,890,789	3,917,908	$ 36,185,264
Issued to shareholders electing to receive payments of distributions in Fund shares	46,092	420,727	87,764	812,928
Redemptions	(1,321,182)	(12,081,106)	(1,399,821)	(13,000,385)
Net increase	1,224,961	$ 11,230,410	2,605,851	$ 23,997,807

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Oregon Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	612,692	$ 5,412,559	2,196,774	$ 19,602,509
Issued to shareholders electing to receive payments of distributions in Fund shares	86,267	757,824	175,136	1,562,368
Redemptions	(996,054)	(8,773,180)	(1,556,193)	(13,895,150)
Converted from Class C shares	6,434	56,988	176,167	1,577,209
Net increase (decrease)	(290,661)	$ (2,545,809)	991,884	$ 8,846,936
Class C
Sales	34,783	$ 337,592	181,060	$ 1,765,218
Issued to shareholders electing to receive payments of distributions in Fund shares	4,893	47,055	11,097	108,357
Redemptions	(134,042)	(1,289,995)	(154,894)	(1,510,492)
Converted to Class A shares	(5,881)	(56,988)	(160,918)	(1,577,209)
Net decrease	(100,247)	$ (962,336)	(123,655)	$ (1,214,126)
Class I
Sales	1,944,998	$ 17,141,327	5,887,422	$ 52,570,319
Issued to shareholders electing to receive payments of distributions in Fund shares	84,076	737,614	158,277	1,411,167
Redemptions	(1,282,304)	(11,301,294)	(3,817,392)	(33,948,908)
Net increase	746,770	$ 6,577,647	2,228,307	$ 20,032,578
South Carolina Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	431,930	$ 4,067,469	1,830,452	$ 17,400,659
Issued to shareholders electing to receive payments of distributions in Fund shares	75,351	703,771	149,719	1,420,380
Redemptions	(729,405)	(6,825,889)	(1,066,129)	(10,147,433)
Converted from Class C shares	24,623	230,693	268,114	2,546,438
Net increase (decrease)	(197,501)	$ (1,823,956)	1,182,156	$ 11,220,044

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

South Carolina Fund (continued)
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	50,056	$ 500,474	227,414	$ 2,293,288
Issued to shareholders electing to receive payments of distributions in Fund shares	4,541	44,997	10,632	106,962
Redemptions	(136,423)	(1,353,128)	(298,618)	(3,008,523)
Converted to Class A shares	(23,200)	(230,693)	(252,858)	(2,546,438)
Net decrease	(105,026)	$ (1,038,350)	(313,430)	$ (3,154,711)
Class I
Sales	1,045,691	$ 9,841,227	3,238,384	$ 30,768,529
Issued to shareholders electing to receive payments of distributions in Fund shares	59,487	556,265	112,168	1,065,062
Redemptions	(1,430,156)	(13,392,001)	(1,867,427)	(17,718,491)
Net increase (decrease)	(324,978)	$ (2,994,509)	1,483,125	$ 14,115,100
Virginia Fund
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	204,473	$ 1,634,666	633,785	$ 5,113,775
Issued to shareholders electing to receive payments of distributions in Fund shares	51,458	407,982	107,621	870,304
Redemptions	(321,147)	(2,556,157)	(960,352)	(7,744,409)
Converted from Class C shares	5,017	40,009	30,286	245,690
Net decrease	(60,199)	$ (473,500)	(188,660)	$(1,514,640)
Class C
Sales	11,720	$ 103,640	86,678	$ 776,844
Issued to shareholders electing to receive payments of distributions in Fund shares	3,070	26,956	6,423	57,534
Redemptions	(25,396)	(225,302)	(39,403)	(353,670)
Converted to Class A shares	(4,525)	(40,009)	(27,345)	(245,690)
Net increase (decrease)	(15,131)	$ (134,715)	26,353	$ 235,018

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Virginia Fund (continued)
	Six Months Ended February 28, 2022 (Unaudited)			Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	354,932	$ 2,825,168	903,123	$ 7,330,161
Issued to shareholders electing to receive payments of distributions in Fund shares	26,366	209,466	51,598	418,143
Redemptions	(708,956)	(5,607,771)	(453,378)	(3,671,135)
Net increase (decrease)	(327,658)	$(2,573,137)	501,343	$ 4,077,169
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 28, 2022.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 124,554,175	$ —	$ 124,554,175
Total Investments	$ —	$124,554,175	$ —	$124,554,175

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 92,939,010	$ —	$ 92,939,010
Taxable Municipal Obligations	—	3,449,737	—	3,449,737
Total Investments	$ —	$96,388,747	$ —	$96,388,747
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 80,067,296	$ —	$ 80,067,296
Total Investments	$ —	$80,067,296	$ —	$80,067,296
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 704,275	$ —	$ 704,275
Tax-Exempt Municipal Obligations	—	155,564,584	—	155,564,584
Taxable Municipal Obligations	—	692,314	—	692,314
Total Investments	$ —	$156,961,173	$ —	$156,961,173
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 154,674,672	$ —	$ 154,674,672
Taxable Municipal Obligations	—	4,432,786	—	4,432,786
Total Investments	$ —	$159,107,458	$ —	$159,107,458
South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 156,183,857	$ —	$ 156,183,857
Taxable Municipal Obligations	—	3,682,413	—	3,682,413
Total Investments	$ —	$159,866,270	$ —	$159,866,270
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 66,692,247	$ —	$ 66,692,247
Taxable Municipal Obligations	—	2,299,910	—	2,299,910
Total Investments	$ —	$68,992,157	$ —	$68,992,157

Eaton Vance
Municipal Income Funds
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Income Funds
February 28, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.28.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2022